Schedule of Investments
Invesco PureBetaSM 0-5 Yr US TIPS ETF (PBTP)
January 31, 2021
(Unaudited)
	Principal Amount	Value
U.S. Treasury Securities-100.05%
U.S. Treasury Inflation — Indexed Notes-100.05%(a)
0.13%, 04/15/2021	$869,600	$875,732
0.63%, 07/15/2021	728,553	741,118
0.13%, 01/15/2022	837,018	854,353
0.13%, 04/15/2022	838,376	860,128
0.13%, 07/15/2022	818,154	847,745
0.13%, 01/15/2023	815,674	851,549
0.63%, 04/15/2023	868,510	920,055
0.38%, 07/15/2023	808,473	861,489
0.63%, 01/15/2024	806,348	871,828
0.50%, 04/15/2024	586,062	632,975
0.13%, 07/15/2024	792,372	855,110
0.13%, 10/15/2024	629,868	680,872
0.25% - 2.38%, 01/15/2025	1,473,584	1,664,228
0.13%, 04/15/2025	631,677	685,948
0.38%, 07/15/2025	794,481	879,960
	Principal Amount	Value
U.S. Treasury Inflation — Indexed Notes-(continued)
0.13%, 10/15/2025	$605,770	$664,184
0.63% - 2.00%, 01/15/2026	1,182,893	1,361,912
Total U.S. Treasury Securities (Cost $14,624,801)		15,109,186
	Shares
Money Market Funds-0.05%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(b)(c) (Cost $8,254)	8,254	8,254
TOTAL INVESTMENTS IN SECURITIES-100.10% (Cost $14,633,055)		15,117,440
OTHER ASSETS LESS LIABILITIES-(0.10)%		(15,233)
NET ASSETS-100.00%		$15,102,207
Notes to Schedule of Investments:
(a)	Principal amount of security and interest payments are adjusted for inflation.
(b)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$12,806	$138,434	$(142,986)	$-	$-	$8,254	$1

(c)	The rate shown is the 7-day SEC standardized yield as of January 31, 2021.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)
January 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.76%
Australia-7.81%
Adbri Ltd.	210	$463
Afterpay Ltd.(a)	96	9,951
AGL Energy Ltd.	290	2,552
ALS Ltd.	222	1,698
Altium Ltd.	51	1,203
Alumina Ltd.	1,156	1,503
AMP Ltd.	1,587	1,808
Ampol Ltd.	114	2,289
Ansell Ltd.	60	1,694
APA Group	545	4,094
Appen Ltd.	51	874
Aristocrat Leisure Ltd.	296	7,054
ASX Ltd.	90	4,957
Atlas Arteria Ltd.	437	2,122
Aurizon Holdings Ltd.	850	2,413
AusNet Services	844	1,120
Australia & New Zealand Banking Group Ltd.	1,311	23,849
Bank of Queensland Ltd.(b)	210	1,284
Beach Energy Ltd.	817	1,031
Bendigo & Adelaide Bank Ltd.	243	1,715
BHP Group Ltd.	1,344	44,918
BHP Group PLC	961	26,545
BlueScope Steel Ltd.	231	2,940
Boral Ltd.	563	2,091
Brambles Ltd.	701	5,685
carsales.com Ltd.	99	1,490
Challenger Ltd.	266	1,359
Charter Hall Group	213	2,226
CIMIC Group Ltd.(a)	45	852
Cleanaway Waste Management Ltd.	626	1,066
Coca-Cola Amatil Ltd.	234	2,348
Cochlear Ltd.	30	4,545
Coles Group Ltd.	587	8,201
Commonwealth Bank of Australia	808	51,771
Computershare Ltd.	222	2,448
Crown Resorts Ltd.	162	1,193
CSL Ltd.	207	43,155
CSR Ltd.	222	898
Deterra Royalties Ltd.(a)	192	635
Dexus	506	3,498
Domain Holdings Australia Ltd.	105	402
Domino’s Pizza Enterprises Ltd.	27	1,906
Downer EDI Ltd.	275	1,089
Evolution Mining Ltd.	737	2,675
Flight Centre Travel Group Ltd.(a)(b)	66	713
Fortescue Metals Group Ltd.	734	12,271
Glencore PLC(a)	4,985	16,867
Goodman Group	829	11,245
GPT Group (The)	901	2,986
Harvey Norman Holdings Ltd.	275	1,127
IDP Education Ltd.	63	1,111
Iluka Resources Ltd.	192	950
Incitec Pivot Ltd.(a)	883	1,789
Insurance Australia Group Ltd.	1,069	3,978
IOOF Holdings Ltd.	159	381
JB Hi-Fi Ltd.	51	2,026
Lendlease Corp. Ltd.	305	2,811
Macquarie Group Ltd.	147	14,820
Magellan Financial Group Ltd.	63	2,316
Medibank Pvt Ltd.	1,275	2,857
Metcash Ltd.	470	1,233
	Shares	Value
Australia-(continued)
Mineral Resources Ltd.	63	$1,660
Mirvac Group	1,817	3,318
National Australia Bank Ltd.	1,494	26,983
Newcrest Mining Ltd.	374	7,208
NEXTDC Ltd.(a)	207	1,842
Northern Star Resources Ltd.	332	3,273
Nufarm Ltd.(a)	147	547
Oil Search Ltd.	958	2,852
Orica Ltd.	186	2,178
Origin Energy Ltd.	814	2,960
Orora Ltd.	446	859
OZ Minerals Ltd.	147	2,104
Perpetual Ltd.	21	520
Platinum Asset Management Ltd.(b)	138	439
Qantas Airways Ltd.(a)	269	929
QBE Insurance Group Ltd.	671	4,134
Qube Holdings Ltd.	671	1,467
Ramsay Health Care Ltd.	78	3,769
REA Group Ltd.(b)	24	2,701
Rio Tinto Ltd.	171	14,473
Rio Tinto PLC	495	37,990
Santos Ltd.	820	4,096
Saracen Mineral Holdings Ltd.(a)	506	1,891
Scentre Group	2,398	5,023
SEEK Ltd.	159	3,422
Seven Group Holdings Ltd.(b)	60	1,031
Shopping Centres Australasia Property Group	488	872
Sonic Healthcare Ltd.	219	5,775
South32 Ltd.	2,240	4,365
Star Entertainment Group Ltd. (The)	383	1,014
Stockland	1,102	3,763
Suncorp Group Ltd.	581	4,493
Sydney Airport(a)	512	2,247
Tabcorp Holdings Ltd.	880	2,694
Telstra Corp. Ltd.	1,925	4,608
TPG Telecom Ltd.(a)	168	954
Transurban Group	1,266	12,861
Treasury Wine Estates Ltd.	335	2,583
Vicinity Centres	1,734	2,042
Vocus Group Ltd.(a)	275	869
Washington H Soul Pattinson & Co. Ltd.(b)	42	876
Wesfarmers Ltd.	524	21,955
Westpac Banking Corp.	1,668	27,042
Whitehaven Coal Ltd.(b)	398	457
WiseTech Global Ltd.	39	936
Woodside Petroleum Ltd.	440	8,261
Woolworths Group Ltd.	584	18,308
Worley Ltd.	147	1,288
		633,023
Austria-0.19%
ANDRITZ AG	33	1,572
Erste Group Bank AG(a)	132	4,049
OMV AG	66	2,785
Raiffeisen Bank International AG(a)	60	1,179
Telekom Austria AG	63	480
Verbund AG(b)	30	2,712
Vienna Insurance Group AG Wiener Versicherung Gruppe	18	461
voestalpine AG	54	1,976
		15,214
See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)—(continued)
January 31, 2021
(Unaudited)
	Shares	Value
Belgium-0.84%
Ackermans & van Haaren N.V.	9	$1,380
Ageas	84	4,316
Anheuser-Busch InBev S.A./N.V.	383	24,187
Elia Group S.A./N.V.	15	1,810
Etablissements Franz Colruyt N.V.	24	1,483
Galapagos N.V.(a)	21	2,195
Groupe Bruxelles Lambert S.A.	48	4,769
KBC Group N.V.(a)	126	8,836
Proximus SADP	63	1,330
Sofina S.A.	6	1,946
Solvay S.A., Class A(b)	33	3,770
Telenet Group Holding N.V.	21	896
UCB S.A.	54	5,610
Umicore S.A.	93	5,284
		67,812
Brazil-0.05%
Yara International ASA	78	3,652
Cambodia-0.01%
NagaCorp Ltd.	692	788
Chile-0.04%
Antofagasta PLC	159	3,122
China-0.44%
AAC Technologies Holdings, Inc.(b)	332	1,805
BOC Hong Kong Holdings Ltd.	1,713	5,125
Budweiser Brewing Co. APAC Ltd.(c)	698	2,345
China Travel International Investment Hong Kong Ltd.(a)	1,198	164
Chow Tai Fook Jewellery Group Ltd.(b)	509	614
ESR Cayman Ltd.(a)(c)	602	2,151
FIH Mobile Ltd.(a)	1,371	216
Kerry Logistics Network Ltd.	263	562
Lee & Man Paper Manufacturing Ltd.	1,000	881
Lenovo Group Ltd.	3,428	4,036
MicroPort Scientific Corp.	219	1,532
Minth Group Ltd.	329	1,508
MMG Ltd.(a)	1,057	410
Nexteer Automotive Group Ltd.	389	628
Shangri-La Asia Ltd.(a)	527	449
Shui On Land Ltd.	1,644	244
SITC International Holdings Co. Ltd.	545	1,253
Sun Art Retail Group Ltd.	1,048	1,088
Tingyi Cayman Islands Holding Corp.	889	1,770
Towngas China Co. Ltd.	488	209
Uni-President China Holdings Ltd.	548	664
Want Want China Holdings Ltd.	2,632	1,894
Wilmar International Ltd.	928	3,685
Xinyi Glass Holdings Ltd.	955	2,315
		35,548
Denmark-2.14%
Ambu A/S, Class B	78	3,701
AP Moller - Maersk A/S, Class A	2	3,806
AP Moller - Maersk A/S, Class B	3	6,233
Carlsberg A/S, Class B	45	6,617
Chr. Hansen Holding A/S(a)	48	4,364
Coloplast A/S, Class B	60	8,991
Danske Bank A/S(a)	305	5,244
Demant A/S(a)	48	1,731
DSV Panalpina A/S	90	14,107
Genmab A/S(a)	27	10,805
GN Store Nord A/S	60	4,606
	Shares	Value
Denmark-(continued)
H Lundbeck A/S	27	$967
ISS A/S(a)	84	1,455
Novo Nordisk A/S, Class B	735	51,073
Novozymes A/S, Class B	93	5,609
Orsted A/S(c)	87	16,584
Pandora A/S	45	4,360
Rockwool International A/S, Class B	3	1,138
Tryg A/S	57	1,782
Vestas Wind Systems A/S	94	20,483
		173,656
Finland-1.26%
Elisa OYJ	66	3,935
Fortum OYJ	198	4,807
Huhtamaki OYJ	42	2,068
Kesko OYJ, Class B	123	3,198
Kojamo OYJ	90	1,922
Kone OYJ, Class B	180	14,197
Metso Outotec OYJ(b)	278	2,786
Neles OYJ	48	620
Neste OYJ	192	13,594
Nokia OYJ(a)	2,593	12,488
Nokian Renkaat OYJ	63	2,316
Nordea Bank Abp(a)	1,516	12,357
Orion OYJ, Class B	48	2,207
Sampo OYJ, Class A	234	9,859
Stora Enso OYJ, Class R	266	4,847
UPM-Kymmene OYJ	246	8,814
Wartsila OYJ Abp	225	2,216
		102,231
France-8.98%
Accor S.A.(a)	87	2,942
Adevinta ASA, Class B(a)	105	1,569
Aeroports de Paris(a)(b)	12	1,385
Air Liquide S.A.	213	34,934
Airbus SE(a)	257	25,978
ALD S.A.(c)	36	495
Alstom S.A.(a)	117	6,377
Amundi S.A.(a)(c)	27	2,014
Arkema S.A.	30	3,335
Atos SE(a)	42	3,239
AXA S.A.	889	19,765
BioMerieux	21	3,253
BNP Paribas S.A.(a)	500	24,164
Bollore S.A.	455	1,850
Bouygues S.A.	99	3,899
Bureau Veritas S.A.(a)	126	3,320
Capgemini SE	72	10,453
Carrefour S.A.	266	4,521
Casino Guichard Perrachon S.A.(a)(b)	24	816
Cie de Saint-Gobain(a)	222	11,080
Cie Generale des Etablissements Michelin S.C.A.	81	11,209
Cie Plastic Omnium S.A.(b)	27	1,063
CNP Assurances(a)	69	1,050
Covivio	21	1,731
Credit Agricole S.A.(a)	533	6,074
Danone S.A.	278	18,562
Dassault Aviation S.A.(a)	1	1,048
Dassault Systemes SE	60	12,009
Edenred	111	6,037
Eiffage S.A.(a)	36	3,278
Electricite de France S.A.(a)	237	2,960

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)—(continued)
January 31, 2021
(Unaudited)
	Shares	Value
France-(continued)
ENGIE S.A.(a)	766	$11,930
EssilorLuxottica S.A.	135	19,189
Eurazeo SE(a)	21	1,475
Faurecia SE, (Acquired 09/19/2017 - 12/07/2020; Cost $1,836)(a)(d)	33	1,738
Gecina S.A.	24	3,429
Getlink SE(a)	210	3,245
Hermes International	14	14,331
ICADE	15	1,083
Iliad S.A.	6	1,113
Imerys S.A.	18	854
Ipsen S.A.	15	1,313
JCDecaux S.A.(a)	33	644
Kering S.A.	34	22,372
Klepierre S.A.(b)	87	2,100
La Francaise des Jeux SAEM(c)	39	1,680
Legrand S.A.	123	11,342
L’Oreal S.A.	109	38,416
LVMH Moet Hennessy Louis Vuitton SE	114	69,014
Natixis S.A.(a)	389	1,476
Orange S.A.	883	10,410
Orpea S.A.(a)	21	2,911
Pernod Ricard S.A.	96	18,159
Publicis Groupe S.A.	99	5,143
Remy Cointreau S.A.(b)	12	2,232
Renault S.A.(a)	84	3,596
Rexel S.A.(a)	138	2,107
Rubis S.C.A.	42	1,905
Safran S.A.(a)	147	18,591
Sanofi	500	46,865
Sartorius Stedim Biotech	10	4,191
Schneider Electric SE	240	35,266
SCOR SE(a)	72	2,196
SEB S.A.	12	2,287
Societe Generale S.A.(a)	359	6,733
Sodexo S.A.(a)	39	3,481
Suez S.A.	171	3,521
Teleperformance	27	8,863
Thales S.A.	45	4,055
TOTAL SE	1,117	47,354
Ubisoft Entertainment S.A.(a)	42	4,205
Unibail-Rodamco-Westfield(b)	63	5,319
Valeo S.A.	111	4,159
Veolia Environnement S.A.	231	6,191
Vinci S.A.	213	19,817
Vivendi S.A.	348	10,705
Wendel SE	12	1,388
Worldline S.A.(a)(c)	108	9,193
		727,997
Germany-8.46%
1&1 Drillisch AG	21	511
adidas AG(a)	87	27,692
Allianz SE	189	42,828
Aroundtown S.A.	557	3,882
BASF SE	422	32,725
Bayer AG	445	26,986
Bayerische Motoren Werke AG	147	12,503
Bayerische Motoren Werke AG, Preference Shares	27	1,770
Bechtle AG	12	2,553
Beiersdorf AG	45	4,939
Brenntag AG	72	5,663
Carl Zeiss Meditec AG, BR	18	2,821
	Shares	Value
Germany-(continued)
Commerzbank AG(a)	482	$3,209
Continental AG	51	7,172
Covestro AG(c)	78	5,322
CTS Eventim AG & Co. KGaA(a)	27	1,597
Daimler AG	366	25,843
Delivery Hero SE(a)(c)	66	10,063
Deutsche Bank AG(a)	946	9,618
Deutsche Boerse AG	84	13,532
Deutsche Lufthansa AG(a)(b)	111	1,435
Deutsche Post AG	452	22,410
Deutsche Telekom AG	1,491	26,628
Deutsche Wohnen SE	159	7,897
DWS Group GmbH & Co. KGaA(c)	15	589
E.ON SE	1,000	10,606
Evonik Industries AG	87	2,873
Fielmann AG(a)	12	1,043
Fraport AG Frankfurt Airport Services Worldwide(a)	15	816
Fresenius Medical Care AG & Co. KGaA	93	7,547
Fresenius SE & Co. KGaA	186	8,309
FUCHS PETROLUB SE	15	671
FUCHS PETROLUB SE, Preference Shares	33	1,881
GEA Group AG	75	2,600
GRENKE AG(b)	12	597
Hannover Rueck SE	27	4,199
HeidelbergCement AG	69	5,115
Hella GmbH & Co. KGaA(a)	21	1,286
HelloFresh SE(a)	63	5,342
Henkel AG & Co. KGaA	45	4,221
Henkel AG & Co. KGaA, Preference Shares	81	8,414
HOCHTIEF AG	9	839
Infineon Technologies AG	602	24,227
Just Eat Takeaway.com N.V.(a)(c)	54	6,208
KION Group AG	33	2,861
Knorr-Bremse AG	30	3,979
LANXESS AG	39	2,945
LEG Immobilien AG	33	4,747
Merck KGaA	60	10,037
METRO AG	78	913
MTU Aero Engines AG	24	5,598
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	63	16,747
Nemetschek SE	24	1,697
OSRAM Licht AG(a)	12	749
Porsche Automobil Holding SE, Preference Shares	72	5,030
ProSiebenSat.1 Media SE(a)	72	1,309
Puma SE(a)	39	3,827
Rational AG	2	1,928
Rheinmetall AG	21	2,228
RWE AG	293	12,623
SAP SE	515	65,571
Sartorius AG, Preference Shares	15	7,483
Scout24 AG(c)	48	3,720
Siemens AG	349	54,247
Siemens Energy AG(a)	174	6,464
Siemens Healthineers AG(c)	103	5,791
Suedzucker AG(b)	36	526
Symrise AG	57	7,112
Talanx AG	18	674
TeamViewer AG(a)(c)	57	2,958
Telefonica Deutschland Holding AG	308	846
thyssenkrupp AG(a)	213	2,486
Traton SE	24	658

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)—(continued)
January 31, 2021
(Unaudited)
	Shares	Value
Germany-(continued)
TUI AG(b)	365	$1,769
Uniper SE	51	1,791
United Internet AG	48	2,091
Varta AG(a)	6	1,073
Volkswagen AG	15	3,180
Volkswagen AG, Preference Shares	84	15,965
Vonovia SE	263	17,618
Wacker Chemie AG	6	872
Zalando SE(a)(c)	75	8,631
		685,726
Hong Kong-2.79%
AIA Group Ltd.	5,599	67,696
ASM Pacific Technology Ltd.	141	2,057
Bank of East Asia Ltd. (The)	566	1,228
Brightoil Petroleum Holdings Ltd.(a)(e)	462	0
Cafe de Coral Holdings Ltd.	159	327
Cathay Pacific Airways Ltd.(a)(b)	377	291
Champion REIT	931	536
CK Asset Holdings Ltd.	1,243	6,244
CK Hutchison Holdings Ltd.	1,237	8,567
CK Infrastructure Holdings Ltd.	296	1,579
CLP Holdings Ltd.	763	7,154
Dah Sing Banking Group Ltd.	174	173
Dah Sing Financial Holdings Ltd.	69	196
Dairy Farm International Holdings Ltd.	141	608
Guotai Junan International Holdings Ltd.	1,111	176
Haitong International Securities Group Ltd.	1,069	298
Hang Lung Group Ltd.	416	1,055
Hang Lung Properties Ltd.	967	2,582
Hang Seng Bank Ltd.	332	6,007
Henderson Land Development Co. Ltd.	617	2,522
Hong Kong & China Gas Co. Ltd. (The)	4,784	6,873
Hong Kong Exchanges & Clearing Ltd.	584	37,463
Hongkong Land Holdings Ltd.	557	2,579
Huabao International Holdings Ltd.(b)	425	596
Hutchison Port Holdings Trust, Class U	2,416	495
Hutchison Telecommunications Hong Kong Holdings Ltd.	614	97
Hysan Development Co. Ltd.	296	1,078
Jardine Matheson Holdings Ltd.	99	5,722
Jardine Strategic Holdings Ltd.	87	2,261
Johnson Electric Holdings Ltd., H Shares	162	479
JS Global Lifestyle Co. Ltd.(c)	500	1,128
Kerry Properties Ltd.	284	738
Lifestyle International Holdings Ltd.(a)	213	152
Link REIT	958	8,364
Man Wah Holdings Ltd.	501	1,111
Mapletree North Asia Commercial Trust(c)	958	707
Melco International Development Ltd.	380	666
MTR Corp. Ltd.	668	3,890
New World Development Co. Ltd.	656	3,050
NWS Holdings Ltd.	665	642
PCCW Ltd.	1,985	1,106
Power Assets Holdings Ltd.	623	3,318
Sa Sa International Holdings Ltd.(a)	494	73
Shun Tak Holdings Ltd.	883	259
Sino Land Co. Ltd.	1,416	1,972
Sun Hung Kai Properties Ltd.	656	8,968
Swire Pacific Ltd., Class A	240	1,503
Swire Pacific Ltd., Class B	440	447
Swire Properties Ltd.	503	1,463
Techtronic Industries Co. Ltd.	596	8,978
	Shares	Value
Hong Kong-(continued)
United Energy Group Ltd.(a)	3,446	$538
Vinda International Holdings Ltd.	117	395
Vitasoy International Holdings Ltd.	362	1,580
VTech Holdings Ltd.	75	601
WH Group Ltd.(c)	4,000	3,250
Wharf Holdings Ltd. (The)	413	913
Wharf Real Estate Investment Co. Ltd.	470	2,494
Yue Yuen Industrial Holdings Ltd.	344	751
		225,996
Indonesia-0.01%
First Pacific Co. Ltd.	1,111	344
Golden Agri-Resources Ltd.	3,045	415
		759
Ireland-0.59%
AIB Group PLC(a)(b)	362	647
CRH PLC	362	15,022
Flutter Entertainment PLC(a)	59	11,039
Glanbia PLC	90	1,113
Kerry Group PLC, Class A	72	9,788
Kingspan Group PLC(a)	69	4,694
Smurfit Kappa Group PLC	111	5,329
		47,632
Israel-0.48%
Airport City Ltd.(a)	33	479
Alony Hetz Properties & Investments Ltd.	48	613
Amot Investments Ltd.	63	352
Azrieli Group Ltd.	18	1,110
Bank Hapoalim BM(a)	503	3,594
Bank Leumi Le-Israel BM	668	4,181
Bezeq The Israeli Telecommunication Corp. Ltd.(a)	943	973
Elbit Systems Ltd.	11	1,535
Electra Ltd.	1	529
Energix-Renewable Energies Ltd.	84	318
First International Bank of Israel Ltd.	24	635
Gazit-Globe Ltd.	39	238
Harel Insurance Investments & Financial Services Ltd.(a)	51	442
ICL Group Ltd.	320	1,725
Israel Discount Bank Ltd., Class A	539	2,118
Melisron Ltd.	9	467
Mivne Real Estate KD Ltd.	311	752
Mizrahi Tefahot Bank Ltd.	60	1,416
Nice Ltd.(a)	29	7,526
Paz Oil Co. Ltd.	4	397
Phoenix Holdings Ltd. (The)(a)	57	453
Shapir Engineering and Industry Ltd.	51	371
Shikun & Binui Ltd.(a)	94	548
Shufersal Ltd.	51	427
Strauss Group Ltd.	18	514
Teva Pharmaceutical Industries Ltd.(a)	455	5,651
Tower Semiconductor Ltd.(a)	48	1,392
		38,756
Italy-1.86%
A2A S.p.A.	713	1,161
Amplifon S.p.A.(a)	57	2,267
Assicurazioni Generali S.p.A.	584	9,997
Atlantia S.p.A.(a)	225	3,582
Banca Mediolanum S.p.A.(a)	117	930
Buzzi Unicem S.p.A.	45	1,111
Davide Campari-Milano N.V.	198	2,135

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)—(continued)
January 31, 2021
(Unaudited)
	Shares	Value
Italy-(continued)
DiaSorin S.p.A.	9	$1,975
Enel S.p.A.	3,533	35,158
Eni S.p.A.	1,126	11,425
Ferrari N.V.	57	11,928
FinecoBank Banca Fineco S.p.A.(a)	281	4,395
Hera S.p.A.	356	1,247
Infrastrutture Wireless Italiane S.p.A.(c)	129	1,389
Intesa Sanpaolo S.p.A.(a)	7,186	15,760
Italgas S.p.A.	225	1,354
Leonardo S.p.A.	180	1,254
Mediobanca Banca di Credito Finanziario S.p.A.(a)	277	2,478
Moncler S.p.A.(a)	87	4,927
Nexi S.p.A.(a)(c)	183	3,257
Pirelli & C S.p.A.(a)(b)(c)	180	943
Poste Italiane S.p.A.(c)	210	2,060
PRADA S.p.A.(a)	243	1,498
Prysmian S.p.A.	111	3,593
Recordati Industria Chimica e Farmaceutica S.p.A.	45	2,336
Snam S.p.A.	1,009	5,305
Telecom Italia S.p.A.	4,919	2,112
Telecom Italia S.p.A., RSP	2,790	1,325
Terna Rete Elettrica Nazionale S.p.A.	641	4,668
UniCredit S.p.A.(a)	988	9,071
UnipolSai Assicurazioni S.p.A.	228	579
		151,220
Japan-24.82%
77 Bank Ltd. (The)	33	415
ABC-Mart, Inc.(b)	12	682
Acom Co. Ltd.	180	791
Advantest Corp.	93	7,364
Aeon Co. Ltd.	332	10,389
AEON Financial Service Co. Ltd.(b)	54	648
Aeon Mall Co. Ltd.	57	921
AGC, Inc.	84	2,912
Aica Kogyo Co. Ltd.	24	782
Ain Holdings, Inc.	12	753
Air Water, Inc.(b)	72	1,164
Aisin Seiki Co. Ltd.	84	2,571
Ajinomoto Co., Inc.	228	5,386
Alfresa Holdings Corp.	84	1,673
Alps Alpine Co. Ltd.	90	1,200
Amada Co. Ltd.	156	1,751
Amano Corp.	30	697
ANA Holdings, Inc.(a)	54	1,145
Anritsu Corp.(b)	63	1,554
Aozora Bank Ltd.	54	993
Ariake Japan Co. Ltd.	9	584
As One Corp.	6	879
Asahi Group Holdings Ltd.	180	7,242
Asahi Intecc Co. Ltd.	87	2,859
Asahi Kasei Corp.	575	6,396
Asics Corp.	84	1,477
ASKUL Corp.	9	318
Astellas Pharma, Inc.	874	14,129
Azbil Corp.	60	3,060
Bandai Namco Holdings, Inc.	90	7,686
Bank of Kyoto Ltd. (The)(b)	33	1,730
Benefit One, Inc.	30	850
Benesse Holdings, Inc.	33	636
Bic Camera, Inc.	72	777
Bridgestone Corp.	272	10,049
Brother Industries Ltd.	111	2,466
	Shares	Value
Japan-(continued)
Calbee, Inc.	36	$1,064
Canon Marketing Japan, Inc.	21	461
Canon, Inc.	467	10,235
Capcom Co. Ltd.	42	2,644
Casio Computer Co. Ltd.	102	1,802
Central Japan Railway Co.	84	11,875
Chiba Bank Ltd. (The)	314	1,707
Chubu Electric Power Co., Inc.	335	4,101
Chugai Pharmaceutical Co. Ltd.	299	15,628
Chugoku Bank Ltd. (The)	81	629
Chugoku Electric Power Co., Inc. (The)	138	1,699
Coca-Cola Bottlers Japan Holdings, Inc.(b)	69	1,045
COMSYS Holdings Corp.	54	1,599
Concordia Financial Group Ltd.	515	1,864
Cosmo Energy Holdings Co. Ltd.	30	663
Cosmos Pharmaceutical Corp.	6	916
Credit Saison Co. Ltd.	75	852
CyberAgent, Inc.	45	2,824
Dai Nippon Printing Co. Ltd.	141	2,424
Daicel Corp.	141	1,071
Daido Steel Co. Ltd.	18	734
Daifuku Co. Ltd.	45	5,128
Dai-ichi Life Holdings, Inc.	506	7,665
Daiichi Sankyo Co. Ltd.	886	28,477
Daiichikosho Co. Ltd.	21	722
Daikin Industries Ltd.	123	25,970
Daito Trust Construction Co. Ltd.	30	3,121
Daiwa House Industry Co. Ltd.	305	8,636
Daiwa Securities Group, Inc.	725	3,443
DeNA Co. Ltd.	51	952
Denka Co. Ltd.	42	1,597
Denso Corp.	210	11,648
Dentsu Group, Inc.	105	3,325
DIC Corp.	39	956
Disco Corp.	12	3,903
DMG Mori Co. Ltd.	48	752
Dowa Holdings Co. Ltd.	21	765
East Japan Railway Co.	168	11,056
Ebara Corp.	48	1,655
Eisai Co. Ltd.	123	8,979
Elecom Co. Ltd.	10	474
Electric Power Development Co. Ltd.	78	1,270
ENEOS Holdings, Inc.	1,305	5,281
Ezaki Glico Co. Ltd.	24	1,055
Fancl Corp.	30	1,102
FANUC Corp.	90	23,524
Fast Retailing Co. Ltd.	24	20,590
FP Corp.	24	963
Fuji Electric Co. Ltd.	54	2,148
Fuji Media Holdings, Inc.	21	244
Fuji Oil Holdings, Inc.	21	614
Fuji Seal International, Inc.	21	390
FUJIFILM Holdings Corp.	171	9,779
Fujitsu General Ltd.	27	671
Fujitsu Ltd.	90	13,771
Fukuoka Financial Group, Inc.	69	1,234
Fukuyama Transporting Co. Ltd.	15	584
Furukawa Electric Co. Ltd.	30	807
Fuyo General Lease Co. Ltd.	9	622
Glory Ltd.	27	523
GLP J-REIT	1	1,603
GMO internet, Inc.	27	765

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)—(continued)
January 31, 2021
(Unaudited)
	Shares	Value
Japan-(continued)
GMO Payment Gateway, Inc.	18	$2,572
GOLDWIN, Inc.	18	1,085
GS Yuasa Corp.	36	1,059
GungHo Online Entertainment, Inc.(a)	15	374
Gunma Bank Ltd. (The)	204	629
H.U. Group Holdings, Inc.	24	713
Hachijuni Bank Ltd. (The)	195	624
Hakuhodo DY Holdings, Inc.	114	1,649
Hamamatsu Photonics KK	63	3,653
Hankyu Hanshin Holdings, Inc.	102	3,288
Haseko Corp.	132	1,555
Heiwa Corp.	24	336
Hikari Tsushin, Inc.	9	1,889
Hino Motors Ltd.	126	1,084
Hirogin Holdings, Inc.	138	801
Hirose Electric Co. Ltd.	15	2,351
Hisamitsu Pharmaceutical Co., Inc.	33	1,973
Hitachi Capital Corp.	21	517
Hitachi Construction Machinery Co. Ltd.	51	1,481
Hitachi Ltd.	428	17,603
Hitachi Metals Ltd.	93	1,483
Hitachi Transport System Ltd.	21	618
Hokuhoku Financial Group, Inc.	60	530
Hokuriku Electric Power Co.	81	528
Honda Motor Co. Ltd.	805	21,256
Horiba Ltd.	18	1,174
Hoshizaki Corp.	24	2,123
House Foods Group, Inc.	36	1,331
Hoya Corp.	171	21,878
Hulic Co. Ltd.	168	1,900
Ibiden Co. Ltd.	51	2,367
Ichigo, Inc.(a)(b)	96	264
Idemitsu Kosan Co. Ltd.	111	2,602
IHI Corp.	63	1,098
Iida Group Holdings Co. Ltd.	66	1,454
INPEX Corp.	437	2,525
Isetan Mitsukoshi Holdings Ltd.	171	1,049
Isuzu Motors Ltd.	237	2,264
Ito En Ltd.	27	1,684
ITOCHU Corp.(b)	619	17,722
Itochu Techno-Solutions Corp.	48	1,692
Itoham Yonekyu Holdings, Inc.	63	426
Iyo Bank Ltd. (The)	129	741
Izumi Co. Ltd.	18	645
J Front Retailing Co. Ltd.	117	966
Japan Airlines Co. Ltd.(a)	57	1,014
Japan Airport Terminal Co. Ltd.	21	1,103
Japan Aviation Electronics Industry Ltd.	21	326
Japan Exchange Group, Inc.	257	6,002
Japan Post Bank Co. Ltd.	195	1,684
Japan Post Holdings Co. Ltd.	611	4,855
Japan Post Insurance Co. Ltd.	90	1,765
Japan Retail Fund Investment Corp.	1	1,891
Japan Tobacco, Inc.	548	10,874
JCR Pharmaceuticals Co. Ltd.	24	791
JFE Holdings, Inc.(a)	246	2,136
JGC Holdings Corp.	102	1,150
JSR Corp.	90	2,747
JTEKT Corp.	108	954
Justsystems Corp.	15	1,092
Kagome Co. Ltd.	36	1,193
Kajima Corp.	216	2,890
	Shares	Value
Japan-(continued)
Kakaku.com, Inc.	63	$1,823
Kaken Pharmaceutical Co. Ltd.	15	587
Kamigumi Co. Ltd.	48	845
Kandenko Co. Ltd.	48	413
Kaneka Corp.	27	968
Kansai Electric Power Co., Inc. (The)	347	3,397
Kansai Mirai Financial Group, Inc.	84	401
Kansai Paint Co. Ltd.	93	2,740
Kao Corp.	219	15,891
Kawasaki Heavy Industries Ltd.(a)	69	1,460
KDDI Corp.	784	23,057
Keihan Holdings Co. Ltd.	45	2,048
Keikyu Corp.	117	1,873
Keio Corp.	54	3,946
Keisei Electric Railway Co. Ltd.	66	2,235
Kewpie Corp.	54	1,245
Keyence Corp.	81	43,434
Kikkoman Corp.	84	5,921
Kinden Corp.	63	1,011
Kintetsu Group Holdings Co. Ltd.	84	3,522
Kirin Holdings Co. Ltd.	371	7,959
Kissei Pharmaceutical Co. Ltd.	15	330
Kobayashi Pharmaceutical Co. Ltd.	27	3,038
Kobe Bussan Co. Ltd.(b)	24	666
Kobe Steel Ltd.(a)	141	656
Koei Tecmo Holdings Co. Ltd.	27	1,550
Koito Manufacturing Co. Ltd.	54	3,471
KOKUYO Co. Ltd.	39	508
Komatsu Ltd.	422	11,538
Konami Holdings Corp.	45	2,751
Konica Minolta, Inc.	216	935
Kose Corp.	12	1,929
Kotobuki Spirits Co. Ltd.	9	486
K’s Holdings Corp.	78	1,057
Kubota Corp.	512	11,243
Kuraray Co. Ltd.	168	1,797
Kurita Water Industries Ltd.	51	2,068
Kusuri no Aoki Holdings Co. Ltd.	6	492
Kyocera Corp.	141	9,022
Kyoritsu Maintenance Co. Ltd.	12	387
Kyowa Exeo Corp.	42	1,096
Kyowa Kirin Co. Ltd.	120	3,553
Kyudenko Corp.	18	545
Kyushu Electric Power Co., Inc.	219	2,027
Kyushu Financial Group, Inc.	183	732
Kyushu Railway Co.	75	1,572
Lasertec Corp.	36	4,831
Lawson, Inc.	21	1,019
Lintec Corp.	24	545
Lion Corp.	120	2,747
Lixil Corp.	123	2,868
M3, Inc.	192	16,159
Mabuchi Motor Co. Ltd.	24	988
Maeda Corp.	63	515
Maeda Road Construction Co. Ltd.	27	456
Makita Corp.	117	5,577
Mani, Inc.	27	715
Marubeni Corp.	746	4,947
Marui Group Co. Ltd.	99	1,766
Maruichi Steel Tube Ltd.	30	647
Matsui Securities Co. Ltd.	48	373
Matsumotokiyoshi Holdings Co. Ltd.	36	1,425

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)—(continued)
January 31, 2021
(Unaudited)
	Shares	Value
Japan-(continued)
Mazda Motor Corp.	272	$1,933
Mebuki Financial Group, Inc.	485	940
Medipal Holdings Corp.	75	1,534
Megmilk Snow Brand Co. Ltd.	21	453
MEIJI Holdings Co. Ltd.	63	4,296
MINEBEA MITSUMI, Inc.	192	4,253
MISUMI Group, Inc.	132	4,293
Mitsubishi Chemical Holdings Corp.	587	4,005
Mitsubishi Corp.	551	13,934
Mitsubishi Electric Corp.	913	13,905
Mitsubishi Estate Co. Ltd.	545	8,600
Mitsubishi Gas Chemical Co., Inc.	90	2,055
Mitsubishi Heavy Industries Ltd.	135	3,866
Mitsubishi Logistics Corp.	33	917
Mitsubishi Materials Corp.	60	1,271
Mitsubishi Motors Corp.(a)	299	677
Mitsubishi Shokuhin Co. Ltd.	6	162
Mitsubishi UFJ Financial Group, Inc.	5,769	25,860
Mitsubishi UFJ Lease & Finance Co. Ltd.	207	1,012
Mitsui & Co. Ltd.	781	14,446
Mitsui Chemicals, Inc.	87	2,490
Mitsui Fudosan Co. Ltd.	434	8,782
Mitsui Mining & Smelting Co. Ltd.	27	937
Mitsui OSK Lines Ltd.	51	1,379
Miura Co. Ltd.	48	2,728
Mizuho Financial Group, Inc.	1,171	15,418
Mochida Pharmaceutical Co. Ltd.	12	450
MonotaRO Co. Ltd.	54	2,708
Morinaga & Co. Ltd.	18	716
Morinaga Milk Industry Co. Ltd.	18	897
MS&AD Insurance Group Holdings, Inc.	231	6,628
Murata Manufacturing Co. Ltd.	266	25,547
Nabtesco Corp.	54	2,416
Nagase & Co. Ltd.	51	731
Nagoya Railroad Co. Ltd.	87	2,210
Nankai Electric Railway Co. Ltd.	51	1,237
NEC Corp.	120	6,533
NEC Networks & System Integration Corp.	33	587
NET One Systems Co. Ltd.	39	1,300
Nexon Co. Ltd.	192	5,841
NGK Insulators Ltd.	126	2,200
NGK Spark Plug Co. Ltd.	90	1,669
NH Foods Ltd.	48	2,054
NHK Spring Co. Ltd.	78	530
Nichirei Corp.	51	1,481
Nidec Corp.	216	28,574
Nifco, Inc.	42	1,464
Nihon Kohden Corp.	36	1,073
Nihon M&A Center, Inc.	60	3,484
Nihon Unisys Ltd.	30	1,140
Nikon Corp.	165	1,311
Nintendo Co. Ltd.	48	27,774
Nippo Corp.	24	598
Nippon Electric Glass Co. Ltd.	39	855
Nippon Express Co. Ltd.	33	2,241
Nippon Kayaku Co. Ltd.	81	764
Nippon Paint Holdings Co. Ltd.(b)	72	6,478
Nippon Paper Industries Co. Ltd.	45	549
Nippon Sanso Holdings Corp.	69	1,327
Nippon Shinyaku Co. Ltd.	24	1,767
Nippon Shokubai Co. Ltd.	15	840
Nippon Steel Corp.(a)	383	4,416
	Shares	Value
Japan-(continued)
Nippon Telegraph & Telephone Corp.	551	$13,778
Nippon Television Holdings, Inc.	12	138
Nippon Yusen KK	75	1,724
Nipro Corp.	57	672
Nishi-Nippon Railroad Co. Ltd.	36	980
Nissan Chemical Corp.	63	3,586
Nissan Motor Co. Ltd.(a)	892	4,533
Nissan Shatai Co. Ltd.(a)	30	236
Nisshin Seifun Group, Inc.	123	2,070
Nisshinbo Holdings, Inc.	60	446
Nissin Foods Holdings Co. Ltd.	33	2,853
Nitori Holdings Co. Ltd.	33	6,553
Nitto Denko Corp.	72	6,513
Noevir Holdings Co. Ltd.	6	263
NOF Corp.	33	1,585
NOK Corp.	54	702
Nomura Holdings, Inc.	1,371	7,225
Nomura Real Estate Holdings, Inc.	57	1,271
Nomura Real Estate Master Fund, Inc.	1	1,518
Nomura Research Institute Ltd.	120	4,052
NS Solutions Corp.	15	481
NSK Ltd.	216	1,954
NTT Data Corp.	302	4,333
Obayashi Corp.	323	2,703
OBIC Business Consultants Co. Ltd.	6	381
Obic Co. Ltd.	30	5,634
Odakyu Electric Railway Co. Ltd.	144	4,174
Oji Holdings Corp.	419	2,529
OKUMA Corp.	15	898
Olympus Corp.	458	8,266
Omron Corp.	87	7,678
Ono Pharmaceutical Co. Ltd.	201	6,000
Open House Co. Ltd.	30	1,209
Oracle Corp. Japan	15	1,769
Orient Corp.	272	309
Oriental Land Co. Ltd.	87	13,587
ORIX Corp.	593	9,487
ORIX JREIT, Inc.	1	1,673
Osaka Gas Co. Ltd.	186	3,434
OSG Corp.	33	591
Otsuka Corp.	48	2,416
Otsuka Holdings Co. Ltd.	198	8,439
Paltac Corp.	15	781
Pan Pacific International Holdings Corp.	240	5,387
Panasonic Corp.	982	12,677
Park24 Co. Ltd.(a)	51	970
Penta-Ocean Construction Co. Ltd.	132	1,081
PeptiDream, Inc.(a)	39	2,276
Persol Holdings Co. Ltd.	81	1,516
Pigeon Corp.	51	2,294
Pilot Corp.	12	344
Pola Orbis Holdings, Inc.	36	720
Rakuten, Inc.	383	3,764
Recruit Holdings Co. Ltd.	575	24,945
Relo Group, Inc.	48	1,194
Renesas Electronics Corp.(a)	332	3,805
Rengo Co. Ltd.	99	823
Resona Holdings, Inc.	819	2,840
Resorttrust, Inc.	30	423
Ricoh Co. Ltd.	326	2,460
Rinnai Corp.	18	1,881
Rohm Co. Ltd.	42	4,256

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)—(continued)
January 31, 2021
(Unaudited)
	Shares	Value
Japan-(continued)
Rohto Pharmaceutical Co. Ltd.	45	$1,315
Ryohin Keikaku Co. Ltd.	108	2,580
Sankyo Co. Ltd.	24	685
Sankyu, Inc.	24	903
Sanrio Co. Ltd.	27	401
Santen Pharmaceutical Co. Ltd.	171	2,827
Sanwa Holdings Corp.	93	1,059
Sapporo Holdings Ltd.	30	581
Sawai Pharmaceutical Co. Ltd.	18	822
SBI Holdings, Inc.	108	2,690
SCREEN Holdings Co. Ltd.	18	1,389
SCSK Corp.	21	1,167
Secom Co. Ltd.	90	8,147
Sega Sammy Holdings, Inc.	93	1,481
Seibu Holdings, Inc.	102	937
Seiko Epson Corp.	132	2,235
Seino Holdings Co. Ltd.	69	891
Sekisui Chemical Co. Ltd.	171	3,077
Sekisui House Ltd.(b)	269	5,188
Sekisui House Reit, Inc.	1	723
Seven & i Holdings Co. Ltd.	359	13,582
Seven Bank Ltd.	314	690
SG Holdings Co. Ltd.	198	5,089
Sharp Corp.	69	1,433
Shiga Bank Ltd. (The)	24	439
Shikoku Electric Power Co., Inc.	72	489
Shimadzu Corp.	123	4,682
Shimamura Co. Ltd.	9	997
Shimano, Inc.	36	8,461
Shimizu Corp.	272	1,915
Shin-Etsu Chemical Co. Ltd.	186	32,290
Shinsei Bank Ltd.	90	1,106
Shionogi & Co. Ltd.	129	6,999
Ship Healthcare Holdings, Inc.	18	1,038
Shiseido Co. Ltd.	180	11,672
Shizuoka Bank Ltd. (The)	251	1,822
SHO-BOND Holdings Co. Ltd.	24	1,044
Shochiku Co. Ltd.(a)	6	821
Showa Denko K.K.	69	1,646
SKY Perfect JSAT Holdings, Inc.	57	250
Skylark Holdings Co. Ltd.(a)	90	1,474
SMC Corp.	27	16,340
SMS Co. Ltd.	21	779
Softbank Corp.	1,237	16,270
SoftBank Group Corp.	677	52,430
Sohgo Security Services Co. Ltd.	30	1,476
Sojitz Corp.	599	1,385
Sompo Holdings, Inc.	159	6,328
Sony Corp.	566	54,332
Sotetsu Holdings, Inc.	36	843
Square Enix Holdings Co. Ltd.	36	2,070
Stanley Electric Co. Ltd.	69	2,155
Subaru Corp.	287	5,499
Sugi Holdings Co. Ltd.	15	987
SUMCO Corp.	102	2,149
Sumitomo Bakelite Co. Ltd.	15	538
Sumitomo Chemical Co. Ltd.	719	3,386
Sumitomo Corp.	518	6,862
Sumitomo Dainippon Pharma Co. Ltd.	78	1,264
Sumitomo Electric Industries Ltd.	359	4,775
Sumitomo Forestry Co. Ltd.	63	1,220
Sumitomo Heavy Industries Ltd.	54	1,497
	Shares	Value
Japan-(continued)
Sumitomo Metal Mining Co. Ltd.	114	$4,948
Sumitomo Mitsui Financial Group, Inc.	602	18,659
Sumitomo Mitsui Trust Holdings, Inc.	168	5,026
Sumitomo Osaka Cement Co. Ltd.	15	453
Sumitomo Realty & Development Co. Ltd.	186	5,612
Sumitomo Rubber Industries Ltd.	84	770
Sundrug Co. Ltd.	30	1,191
Suntory Beverage & Food Ltd.	60	2,095
Sushiro Global Holdings Ltd.	48	1,648
Suzuken Co. Ltd.	36	1,393
Suzuki Motor Corp.	198	8,904
Sysmex Corp.	87	10,167
T&D Holdings, Inc.	254	2,943
Taiheiyo Cement Corp.	57	1,417
Taisei Corp.	93	3,007
Taisho Pharmaceutical Holdings Co. Ltd.	21	1,370
Taiyo Yuden Co. Ltd.	54	3,167
Takara Bio, Inc.	21	582
Takara Holdings, Inc.	84	977
Takashimaya Co. Ltd.	69	654
Takeda Pharmaceutical Co. Ltd.	701	24,761
TDK Corp.	57	9,190
TechnoPro Holdings, Inc.	18	1,374
Teijin Ltd.	84	1,535
Terumo Corp.	302	11,726
THK Co. Ltd.	54	1,712
TIS, Inc.	108	2,404
Tobu Railway Co. Ltd.	96	2,702
Toda Corp.	111	781
Toho Co. Ltd.	54	2,086
Toho Gas Co. Ltd.	42	2,467
Tohoku Electric Power Co., Inc.	225	1,928
Tokai Carbon Co. Ltd.	93	1,344
Tokai Rika Co. Ltd.	24	392
Tokio Marine Holdings, Inc.	308	15,101
Tokuyama Corp.	33	823
Tokyo Broadcasting System Holdings, Inc.	18	350
Tokyo Century Corp.	21	1,697
Tokyo Electric Power Co. Holdings, Inc.(a)	743	2,846
Tokyo Electron Ltd.	69	26,237
Tokyo Gas Co. Ltd.	198	4,330
Tokyo Ohka Kogyo Co. Ltd.	17	1,145
Tokyo Tatemono Co. Ltd.	99	1,334
Tokyu Corp.	234	2,745
Tokyu Fudosan Holdings Corp.	284	1,603
Toppan Printing Co. Ltd.	123	1,748
Toray Industries, Inc.	722	4,698
Toshiba Corp.	201	6,556
Toshiba TEC Corp.	12	446
Tosoh Corp.	135	2,318
TOTO Ltd.	69	3,816
Toyo Seikan Group Holdings Ltd.	75	802
Toyo Suisan Kaisha Ltd.	42	2,070
Toyo Tire Corp.	48	729
Toyobo Co. Ltd.	42	525
Toyoda Gosei Co. Ltd.	36	948
Toyota Boshoku Corp.	30	484
Toyota Industries Corp.	75	5,896
Toyota Motor Corp.	1,135	79,139
Toyota Tsusho Corp.	105	4,097
Trend Micro, Inc.(a)	54	2,961
TS Tech Co. Ltd.	24	692

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)—(continued)
January 31, 2021
(Unaudited)
	Shares	Value
Japan-(continued)
Tsumura & Co.	30	$976
Tsuruha Holdings, Inc.	18	2,393
TV Asahi Holdings Corp.	9	173
Ube Industries Ltd.	51	967
Ulvac, Inc.	24	1,083
Unicharm Corp.	183	8,215
United Urban Investment Corp.	1	1,359
Ushio, Inc.	57	737
USS Co. Ltd.	102	2,007
Wacoal Holdings Corp.	30	597
Welcia Holdings Co. Ltd.	48	1,632
West Japan Railway Co.	84	4,461
Yakult Honsha Co. Ltd.	57	2,907
Yamada Holdings Co. Ltd.	350	1,782
Yamaguchi Financial Group, Inc.	108	614
Yamaha Corp.	72	4,051
Yamaha Motor Co. Ltd.	132	2,900
Yamato Holdings Co. Ltd.	168	4,174
Yamato Kogyo Co. Ltd.	18	455
Yamazaki Baking Co. Ltd.	60	1,103
Yaoko Co. Ltd.	9	591
Yaskawa Electric Corp.	120	6,144
Yokogawa Electric Corp.	114	2,455
Yokohama Rubber Co. Ltd. (The)	51	800
Z Holdings Corp.	1,200	7,455
Zenkoku Hosho Co. Ltd.	24	1,069
Zensho Holdings Co. Ltd.	45	1,242
Zeon Corp.	69	1,107
ZOZO, Inc.	36	1,009
		2,012,573
Jordan-0.03%
Hikma Pharmaceuticals PLC	66	2,174
Kazakhstan-0.01%
KAZ Minerals PLC	102	1,016
Luxembourg-0.16%
ArcelorMittal S.A.(a)	299	6,554
Eurofins Scientific SE(a)	52	5,002
L’Occitane International S.A.	216	595
RTL Group S.A.(a)	18	1,032
		13,183
Macau-0.18%
Galaxy Entertainment Group Ltd.	1,009	7,652
Macau Legend Development Ltd.(a)	799	98
MGM China Holdings Ltd.	356	538
Sands China Ltd.	1,144	4,552
SJM Holdings Ltd.	892	959
Wynn Macau Ltd.(a)	695	1,104
		14,903
Malaysia-0.00%
Wing Tai Holdings Ltd.	174	249
Mexico-0.01%
Fresnillo PLC	84	1,139
Netherlands-3.68%
Aalberts N.V.	45	2,033
ABN AMRO Bank N.V., CVA(a)(c)	192	2,008
Adyen N.V.(a)(c)	12	25,068
Aegon N.V.	814	3,364
Akzo Nobel N.V.	87	8,862
Argenx SE(a)	21	6,154
	Shares	Value
Netherlands-(continued)
ASM International N.V.	21	$5,388
ASML Holding N.V.	183	97,702
ASR Nederland N.V.	63	2,443
Euronext N.V.(c)	27	2,914
EXOR N.V.	48	3,579
GrandVision N.V.(a)(c)	21	625
Heineken Holding N.V.	48	4,234
Heineken N.V.(b)	108	11,276
IMCD N.V.	27	3,354
ING Groep N.V.(a)	1,805	16,173
JDE Peet’s N.V.(a)(b)	30	1,159
Koninklijke Ahold Delhaize N.V.	494	14,158
Koninklijke DSM N.V.	78	13,646
Koninklijke KPN N.V.	1,530	4,788
Koninklijke Philips N.V.(a)	419	22,884
Koninklijke Vopak N.V.	30	1,519
NN Group N.V.	150	6,251
Prosus N.V.(a)	198	23,050
Randstad N.V.(a)	51	3,188
Signify N.V.(a)(c)	57	2,722
Wolters Kluwer N.V.	123	10,227
		298,769
New Zealand-0.40%
a2 Milk Co. Ltd. (The)(a)	338	2,811
Air New Zealand Ltd.(a)	234	268
Auckland International Airport Ltd.(a)	545	2,926
Contact Energy Ltd.	332	1,955
Fisher & Paykel Healthcare Corp. Ltd.	263	6,566
Fletcher Building Ltd.(a)	380	1,703
Kiwi Property Group Ltd., (Acquired 09/19/2017 - 12/07/2020; Cost $643)(d)	725	674
Mercury NZ Ltd.	314	1,612
Meridian Energy Ltd.	569	2,932
Ryman Healthcare Ltd.	189	2,120
SKYCITY Entertainment Group Ltd.	308	677
Spark New Zealand Ltd.	850	2,941
Xero Ltd.(a)	55	5,481
		32,666
Norway-0.54%
Aker ASA, Class A	12	958
Aker BP ASA	51	1,278
DNB ASA(a)	482	9,465
Equinor ASA	420	7,604
Gjensidige Forsikring ASA(b)	75	1,736
Leroy Seafood Group ASA	117	821
Mowi ASA	195	4,333
Norsk Hydro ASA	617	2,750
Orkla ASA	353	3,443
Salmar ASA	24	1,451
Schibsted ASA, Class A(a)	36	1,363
Schibsted ASA, Class B(a)	45	1,458
Telenor ASA	299	4,966
TOMRA Systems ASA	54	2,494
		44,120
Poland-0.28%
Allegro.eu S.A.(a)(c)	142	2,806
Bank Polska Kasa Opieki S.A.(a)	72	1,233
CD Projekt S.A.(a)	30	2,462
Cyfrowy Polsat S.A.	123	1,010
Dino Polska S.A.(a)(c)	21	1,484

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)—(continued)
January 31, 2021
(Unaudited)
	Shares	Value
Poland-(continued)
Grupa Lotos S.A.	45	$467
KGHM Polska Miedz S.A.(a)	63	3,191
PGE Polska Grupa Energetyczna S.A.(a)	338	595
Polski Koncern Naftowy ORLEN S.A.	144	2,169
Polskie Gornictwo Naftowe i Gazownictwo S.A.	802	1,216
Powszechna Kasa Oszczednosci Bank Polski S.A.(a)	395	3,067
Powszechny Zaklad Ubezpieczen S.A.(a)	260	2,085
Santander Bank Polska S.A.(a)	15	732
		22,517
Portugal-0.14%
EDP - Energias de Portugal S.A.	1,198	7,528
Galp Energia SGPS S.A.	237	2,385
Jeronimo Martins SGPS S.A.	111	1,817
		11,730
Russia-0.06%
Evraz PLC	266	1,831
Polymetal International PLC	156	3,387
		5,218
Singapore-1.06%
Ascendas REIT	1,407	3,266
Ascott Residence Trust	820	649
BOC Aviation Ltd.(c)	99	809
CapitaLand Integrated Commercial Trust	1,913	3,085
CapitaLand Ltd.	1,201	2,905
City Developments Ltd.	222	1,208
ComfortDelGro Corp. Ltd.	979	1,166
DBS Group Holdings Ltd.	835	15,843
Frasers Logistics & Commercial Trust(c)	1,204	1,306
Frasers Property Ltd.	165	153
Genting Singapore Ltd.	2,760	1,778
Jardine Cycle & Carriage Ltd.	48	780
Keppel Corp. Ltd.	683	2,578
Keppel DC REIT	602	1,352
Keppel REIT	904	831
Mapletree Commercial Trust	877	1,368
Mapletree Industrial Trust	605	1,308
Mapletree Logistics Trust	1,105	1,649
NetLink NBN Trust(c)	1,204	866
Olam International Ltd.	287	344
Oversea-Chinese Banking Corp. Ltd.	1,563	12,155
SATS Ltd.(a)	302	876
Sembcorp Industries Ltd.	434	540
Sembcorp Marine Ltd.(a)	2,518	275
SIA Engineering Co. Ltd.	111	159
Singapore Airlines Ltd.(a)	545	1,688
Singapore Exchange Ltd.	392	2,924
Singapore Post Ltd.	722	375
Singapore Press Holdings Ltd.	808	719
Singapore Technologies Engineering Ltd.	728	2,035
Singapore Telecommunications Ltd.	3,440	6,117
StarHub Ltd.	275	265
Suntec REIT	901	1,086
United Overseas Bank Ltd.	590	10,394
UOL Group Ltd.	225	1,241
Venture Corp. Ltd.	120	1,794
		85,887
South Africa-0.23%
Anglo American PLC	569	18,862
	Shares	Value
South Korea-5.97%
Alteogen, Inc.(a)	9	$1,071
Amorepacific Corp.	15	2,990
Amorepacific Corp., Preference Shares	6	436
Amorepacific Group	12	632
BGF retail Co. Ltd.(a)	3	456
BNK Financial Group, Inc.	135	665
Celltrion Healthcare Co. Ltd.(a)	33	4,239
Celltrion Pharm, Inc.(a)	9	1,408
Celltrion, Inc.(a)	46	13,324
Cheil Worldwide, Inc.	33	569
CJ CheilJedang Corp.	3	1,142
CJ CheilJedang Corp., Preference Shares	1	183
CJ Corp.	6	505
CJ ENM Co. Ltd.	3	410
CJ Logistics Corp.(a)	3	451
Coway Co. Ltd.(a)	27	1,682
Daelim Industrial Co. Ltd.	5	273
Daewoo Engineering & Construction Co. Ltd.(a)	81	427
Daewoo Shipbuilding & Marine Engineering Co. Ltd.(a)	21	459
DB Insurance Co. Ltd.	21	691
DGB Financial Group, Inc.	69	393
DL E&C Co. Ltd.(a)	6	598
Dongsuh Cos., Inc.	15	414
Doosan Bobcat, Inc.	12	326
Doosan Heavy Industries & Construction Co. Ltd.(a)	63	662
Doosan Infracore Co. Ltd.(a)	60	438
E-MART, Inc.	9	1,320
Fila Holdings Corp.	24	916
GS Engineering & Construction Corp.	27	921
GS Holdings Corp.	24	778
GS Retail Co. Ltd.	12	372
Hana Financial Group, Inc.	132	3,853
Hanjin Kal Corp.	15	818
Hankook Tire & Technology Co. Ltd.	33	1,214
Hanmi Pharm Co. Ltd.	3	1,027
Hanmi Science Co. Ltd.	6	432
Hanon Systems	75	1,120
Hanssem Co. Ltd.	3	254
Hanwha Aerospace Co. Ltd.(a)	15	545
Hanwha Corp.	18	517
Hanwha Corp., Preference Shares	9	115
Hanwha Life Insurance Co. Ltd.	126	301
Hanwha Solutions Corp.	36	1,603
Hanwha Solutions Corp., Rts., expiring 02/25/2021(a)	5	22
HDC Hyundai Development Co.-Engineering & Construction, Class E	21	513
Helixmith Co. Ltd.(a)	3	69
Hite Jinro Co. Ltd.	15	428
HLB, Inc.(a)	18	1,448
Hotel Shilla Co. Ltd.	15	1,085
Hyundai Department Store Co. Ltd.	6	419
Hyundai Engineering & Construction Co. Ltd.	33	1,187
Hyundai Glovis Co. Ltd.	9	1,529
Hyundai Heavy Industries Holdings Co. Ltd.	4	840
Hyundai Marine & Fire Insurance Co. Ltd.	27	480
Hyundai Mipo Dockyard Co. Ltd.	9	347
Hyundai Mobis Co. Ltd.	30	8,515
Hyundai Motor Co.	63	12,897
Hyundai Motor Co., First Pfd.	9	909
Hyundai Motor Co., Second Pfd.	15	1,381
Hyundai Steel Co.	33	1,145
Hyundai Wia Corp.	6	487

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)—(continued)
January 31, 2021
(Unaudited)
	Shares	Value
South Korea-(continued)
Industrial Bank of Korea(a)	86	$602
Kakao Corp.(a)	24	9,462
Kangwon Land, Inc.	48	1,011
KB Financial Group, Inc.(a)	177	6,377
KCC Corp.	3	532
KEPCO Plant Service & Engineering Co. Ltd.	9	218
Kia Motors Corp.	117	8,629
Korea Aerospace Industries Ltd.	30	833
Korea Electric Power Corp.(a)	117	2,390
Korea Gas Corp.	12	333
Korea Investment Holdings Co. Ltd.	18	1,308
Korea Shipbuilding & Offshore Engineering Co. Ltd.(a)	21	1,765
Korea Zinc Co. Ltd.	3	1,089
Korean Air Lines Co. Ltd.(a)	36	924
Korean Air Lines Co. Ltd., Rts., expiring 03/05/2021(a)(e)	28	240
KT&G Corp.	51	3,657
Kumho Petrochemical Co. Ltd.	9	1,991
LG Chem Ltd.	21	17,215
LG Chem Ltd., Preference Shares	3	1,254
LG Corp.	42	3,721
LG Display Co. Ltd.(a)	102	1,983
LG Electronics, Inc.	48	6,565
LG Electronics, Inc., Preference Shares	9	635
LG Household & Health Care Ltd.	4	5,568
LG Household & Health Care Ltd., Preference Shares	1	626
LG Innotek Co. Ltd.	6	1,073
LG Uplus Corp.	87	929
Lotte Chemical Corp.	6	1,400
Lotte Chilsung Beverage Co. Ltd.	3	311
Lotte Corp.	12	348
LOTTE Fine Chemical Co. Ltd.	9	438
Lotte Shopping Co. Ltd.	6	566
LS Corp.	9	518
Mando Corp.	15	928
Medy-Tox, Inc.	3	327
Mirae Asset Daewoo Co. Ltd.	174	1,478
Mirae Asset Daewoo Co. Ltd., Second Pfd.	63	249
NAVER Corp.	60	18,398
NCSoft Corp.(a)	7	5,964
Netmarble Corp.(a)(c)	9	1,058
NH Investment & Securities Co. Ltd.	60	593
NHN Corp.(a)	3	187
NongShim Co. Ltd.(a)	1	253
OCI Co. Ltd.(a)	9	792
Orion Corp.	9	965
Ottogi Corp.	1	502
Paradise Co. Ltd.	21	297
POSCO	30	6,584
POSCO Chemical Co. Ltd.	9	1,082
Posco International Corp.	24	354
S-1 Corp.	9	650
Samsung Biologics Co. Ltd.(a)(c)	6	4,254
Samsung C&T Corp.	39	4,532
Samsung Card Co. Ltd.	15	398
Samsung Electro-Mechanics Co. Ltd.	24	4,377
Samsung Electronics Co. Ltd.	2,153	157,828
Samsung Electronics Co. Ltd., Preference Shares	380	24,833
Samsung Engineering Co. Ltd.(a)	72	795
Samsung Fire & Marine Insurance Co. Ltd.	15	2,253
Samsung Fire & Marine Insurance Co. Ltd., Preference Shares	1	118
	Shares	Value
South Korea-(continued)
Samsung Heavy Industries Co. Ltd.(a)	201	$1,116
Samsung Life Insurance Co. Ltd.	30	1,893
Samsung SDI Co. Ltd.	24	15,748
Samsung SDS Co. Ltd.	15	2,622
Samsung Securities Co. Ltd.	30	1,012
Shinhan Financial Group Co. Ltd.	213	5,836
Shinsegae, Inc.	3	626
SillaJen, Inc.(a)(e)	8	43
SK Biopharmaceuticals Co. Ltd.(a)	7	907
SK Holdings Co. Ltd.	15	4,170
SK Hynix, Inc.	237	25,954
SK Innovation Co. Ltd.	24	6,007
SK Networks Co. Ltd.	66	304
SK Telecom Co. Ltd.	12	2,618
SKC Co. Ltd.	9	974
S-Oil Corp.	18	1,097
Solus Advanced Materials Co. Ltd.(a)	6	252
Ssangyong Cement Industrial Co. Ltd.	48	277
Woori Financial Group, Inc.	251	1,975
Yuhan Corp.	22	1,292
		483,934
Spain-2.17%
Acciona S.A.	9	1,352
ACS Actividades de Construccion y Servicios S.A.	108	3,375
Aena SME S.A.(c)	33	5,104
Amadeus IT Group S.A.	195	12,447
Banco Bilbao Vizcaya Argentaria S.A.	3,075	14,073
Banco Santander S.A.(a)	7,753	22,747
Bankia S.A.	554	955
Bankinter S.A.	317	1,789
CaixaBank S.A.(a)	1,659	4,206
Cellnex Telecom S.A.(c)	156	9,156
EDP Renovaveis S.A.	69	1,890
Enagas S.A.	114	2,517
Endesa S.A.	147	3,768
Ferrovial S.A.	222	5,342
Grifols S.A.(b)	153	4,517
Iberdrola S.A.	2,734	37,151
Industria de Diseno Textil S.A.	485	14,430
Inmobiliaria Colonial SOCIMI S.A.	150	1,449
Mapfre S.A.	455	837
Merlin Properties SOCIMI S.A.	153	1,470
Naturgy Energy Group S.A.(b)	138	3,573
Red Electrica Corp. S.A.	198	3,767
Repsol S.A.	635	6,266
Siemens Gamesa Renewable Energy S.A., Class R	102	4,200
Telefonica S.A.(a)	2,180	9,413
Zardoya Otis S.A.	81	534
		176,328
Sweden-3.21%
Alfa Laval AB(a)	144	3,796
Assa Abloy AB, Class B	425	10,566
Atlas Copco AB, Class A	293	16,017
Atlas Copco AB, Class B	174	8,204
Boliden AB	126	4,159
Castellum AB	123	2,968
Electrolux AB, Series B	105	2,580
Elekta AB, Class B	165	2,387
Epiroc AB, Class A	290	5,589
Epiroc AB, Class B	174	3,004
EQT AB	93	2,915

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)—(continued)
January 31, 2021
(Unaudited)
	Shares	Value
Sweden-(continued)
Essity AB, Class B	281	$9,016
Evolution Gaming Group AB(c)	72	7,049
Fastighets AB Balder, Class B(a)	45	2,265
Hennes & Mauritz AB, Class B(b)	404	8,681
Hexagon AB, Class B	117	10,281
Holmen AB, Class B	45	2,069
Husqvarna AB, Class B	186	2,314
ICA Gruppen AB(b)	36	1,812
Industrivarden AB, Class A(a)	96	3,247
Industrivarden AB, Class C(a)	78	2,495
Investment AB Latour, Class B	54	1,215
Investor AB, Class A	60	4,415
Investor AB, Class B	210	15,488
Kinnevik AB, Class B(a)	111	5,474
L E Lundbergforetagen AB, Class B(a)	33	1,744
Lifco AB, Class B	21	1,940
Lundin Energy AB	87	2,385
Nibe Industrier AB, Class B	138	4,630
Saab AB, Class B(a)	42	1,183
Sandvik AB(a)	497	12,457
Securitas AB, Class B	141	2,188
Sinch AB(a)(c)	18	2,662
Skandinaviska Enskilda Banken AB, Class A(a)	662	7,260
Skandinaviska Enskilda Banken AB, Class C(a)	9	101
Skanska AB, Class B	165	4,290
SKF AB, Class B	177	4,874
Svenska Cellulosa AB S.C.A., Class A(a)	9	161
Svenska Cellulosa AB S.C.A., Class B(a)	275	4,867
Svenska Handelsbanken AB, Class A(a)	686	6,901
Svenska Handelsbanken AB, Class B(a)	15	172
Sweco AB, Class B	90	1,505
Swedbank AB, Class A(a)	464	8,788
Swedish Match AB	72	5,583
Swedish Orphan Biovitrum AB, Class B(a)	81	1,538
Tele2 AB, Class B	246	3,411
Telefonaktiebolaget LM Ericsson, Class A	18	253
Telefonaktiebolaget LM Ericsson, Class B	1,386	17,578
Telia Co. AB	1,186	5,225
Trelleborg AB, Class B(a)	111	2,527
Volvo AB, Class A(a)	90	2,242
Volvo AB, Class B(a)	643	15,962
		260,433
Switzerland-8.67%
ABB Ltd.	826	24,457
Adecco Group AG	72	4,519
Alcon, Inc.	210	15,108
Baloise Holding AG	21	3,524
Banque Cantonale Vaudoise	12	1,275
Barry Callebaut AG	1	2,225
Chocoladefabriken Lindt & Spruengli AG, PC	1	8,689
Cie Financiere Richemont S.A.	234	21,801
Clariant AG	93	1,982
Coca-Cola HBC AG(a)	90	2,673
Credit Suisse Group AG	1,075	14,205
DKSH Holding AG	15	1,211
EMS-Chemie Holding AG	3	2,836
Flughafen Zurich AG(a)	9	1,488
Geberit AG	16	9,813
Georg Fischer AG	2	2,509
Givaudan S.A.(a)	4	16,169
Helvetia Holding AG	15	1,506
Julius Baer Group Ltd.	99	6,009
	Shares	Value
Switzerland-(continued)
Kuehne + Nagel International AG	24	$5,479
LafargeHolcim Ltd.(a)	234	12,692
Logitech International S.A., Class R	69	7,203
Lonza Group AG	33	21,144
Nestle S.A.	1,277	143,605
Novartis AG	982	88,894
OC Oerlikon Corp. AG	87	898
Partners Group Holding AG	10	11,854
PSP Swiss Property AG	21	2,694
Roche Holding AG	319	110,140
Roche Holding AG, BR	12	4,236
Schindler Holding AG	9	2,375
Schindler Holding AG, PC	18	4,765
SGS S.A.	3	9,136
SIG Combibloc Group AG(a)	132	3,149
Sika AG	63	17,166
Sonova Holding AG, Class A(a)	24	5,811
STMicroelectronics N.V.	293	11,843
Straumann Holding AG	5	5,562
Sulzer AG	9	975
Swatch Group AG (The)	21	1,186
Swatch Group AG (The), BR	12	3,467
Swiss Life Holding AG	14	6,404
Swiss Prime Site AG	33	3,216
Swiss Re AG	129	11,406
Swisscom AG	12	6,548
Temenos AG	27	3,425
UBS Group AG	1,548	22,404
VAT Group AG(a)(c)	12	3,348
Vifor Pharma AG	24	3,270
Zurich Insurance Group AG	67	26,827
		703,121
Taiwan-0.00%
FIT Hon Teng Ltd.(a)(c)	482	206
United Arab Emirates-0.00%
NMC Health PLC(a)(e)	13	0
United Kingdom-11.59%
3i Group PLC	440	6,716
Admiral Group PLC	96	3,799
Ashmore Group PLC	210	1,301
Ashtead Group PLC	207	10,497
Associated British Foods PLC(a)	159	4,622
AstraZeneca PLC	605	62,234
Auto Trader Group PLC(b)(c)	437	3,385
Avast PLC(c)	254	1,647
AVEVA Group PLC	52	2,596
Aviva PLC	1,811	8,336
B&M European Value Retail S.A.	395	2,903
BAE Systems PLC	1,485	9,423
Barclays PLC	7,988	14,648
Barratt Developments PLC	467	4,097
Bellway PLC	57	2,156
Berkeley Group Holdings PLC	54	3,106
BP PLC	9,165	34,169
British American Tobacco PLC	1,038	37,880
British Land Co. PLC (The)	428	2,637
BT Group PLC	4,018	6,930
Bunzl PLC	156	5,034
Burberry Group PLC(a)	186	4,389
Centrica PLC	2,695	1,916
CNH Industrial N.V.(a)	455	5,835

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)—(continued)
January 31, 2021
(Unaudited)
	Shares	Value
United Kingdom-(continued)
Compass Group PLC	823	$14,811
ConvaTec Group PLC(c)	731	2,010
Croda International PLC	57	4,920
DCC PLC	45	3,409
Derwent London PLC	45	1,960
Diageo PLC	1,045	42,318
Direct Line Insurance Group PLC	632	2,603
DS Smith PLC(a)	590	2,949
easyJet PLC	90	900
Entain PLC	269	4,584
Experian PLC	419	14,707
GlaxoSmithKline PLC	2,246	41,853
Halma PLC	174	5,899
Hargreaves Lansdown PLC(b)	165	3,871
Hiscox Ltd.(a)	153	1,963
HomeServe PLC	126	1,806
Howden Joinery Group PLC(a)	263	2,427
HSBC Holdings PLC(a)	9,323	49,001
IMI PLC	123	2,105
Imperial Brands PLC	437	8,821
Informa PLC(a)	689	4,727
InterContinental Hotels Group PLC(a)	84	5,215
Intermediate Capital Group PLC	129	3,011
International Consolidated Airlines Group S.A.(a)	513	1,007
Intertek Group PLC	75	5,683
ITV PLC(a)	1,722	2,504
J Sainsbury PLC	754	2,531
JD Sports Fashion PLC(a)	198	2,031
Johnson Matthey PLC	87	3,527
Kingfisher PLC	976	3,722
Land Securities Group PLC	329	2,777
Legal & General Group PLC	2,737	9,171
Lloyds Banking Group PLC(a)	32,500	14,728
London Stock Exchange Group PLC	144	17,176
M&G PLC	1,201	2,901
Meggitt PLC(a)	359	1,956
Melrose Industries PLC	2,222	5,141
Mondi PLC	222	5,266
National Grid PLC	1,620	18,909
Natwest Group PLC	2,099	4,254
Next PLC	57	6,050
Ocado Group PLC(a)	210	8,008
Pearson PLC(b)	347	3,872
Pennon Group PLC	192	2,465
Persimmon PLC	147	5,149
Phoenix Group Holdings PLC	243	2,252
Prudential PLC	1,204	19,385
Quilter PLC(c)	847	1,804
Reckitt Benckiser Group PLC	290	24,682
RELX PLC	859	21,380
Renishaw PLC(a)	15	1,236
Rentokil Initial PLC(a)	859	5,870
Rightmove PLC(b)	401	3,300
Rolls-Royce Holdings PLC	3,446	4,339
Royal Dutch Shell PLC, Class A	1,866	34,285
Royal Dutch Shell PLC, Class B	1,713	29,926
RSA Insurance Group PLC	476	4,412
Sage Group PLC (The)	503	4,074
Schroders PLC(b)	51	2,393
Segro PLC	548	7,181
	Shares	Value
United Kingdom-(continued)
Severn Trent PLC	111	$3,524
Smith & Nephew PLC	404	8,552
Smiths Group PLC	183	3,565
Spirax-Sarco Engineering PLC	33	5,021
SSE PLC	482	9,822
St James’s Place PLC	243	3,916
Standard Chartered PLC	1,192	7,268
Standard Life Aberdeen PLC	1,039	4,310
Tate & Lyle PLC	216	2,043
Taylor Wimpey PLC(a)	1,506	3,029
TechnipFMC PLC	210	2,292
Tesco PLC	4,470	14,695
Travis Perkins PLC	117	2,168
Unilever PLC	1,162	67,656
United Utilities Group PLC	317	4,014
Vodafone Group PLC	12,380	21,223
Weir Group PLC (The)(a)	120	3,123
Whitbread PLC(b)	93	3,559
WM Morrison Supermarkets PLC(b)	1,024	2,523
WPP PLC	548	5,763
		939,539
United States-0.60%
Amcor PLC, CDI	688	7,591
Ferguson PLC	102	11,908
James Hardie Industries PLC, CDI(a)	204	5,758
QIAGEN N.V.(a)	102	5,536
Samsonite International S.A.(a)(c)	611	883
Sims Ltd.	75	704
Stellantis N.V.	951	14,477
Tenaris S.A.	216	1,686
		48,543
Total Common Stocks & Other Equity Interests (Cost $7,757,782)		8,090,242
Money Market Funds-0.08%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(f)(g) (Cost $6,334)	6,334	6,334
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.84% (Cost $7,764,116)		8,096,576
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.24%
Invesco Private Government Fund, 0.01%(f)(g)(h)	40,156	40,156
Invesco Private Prime Fund, 0.11%(f)(g)(h)	60,209	60,234
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $100,388)		100,390
TOTAL INVESTMENTS IN SECURITIES-101.08% (Cost $7,864,504)		8,196,966
OTHER ASSETS LESS LIABILITIES-(1.08)%		(87,816)
NET ASSETS-100.00%		$8,109,150

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)—(continued)
January 31, 2021
(Unaudited)
Investment Abbreviations:
BR-Bearer Shares
CDI-CREST Depository Interest
CVA-Dutch Certificates
PC-Participation Certificate
Pfd.-Preferred
REIT-Real Estate Investment Trust
RSP-Registered Savings Plan Shares
Rts.-Rights

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at January 31, 2021.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2021 was $173,652, which represented 2.14% of the Fund’s Net Assets.
(d)	Restricted security. The aggregate value of these securities at period end was $2,412, which represented less than 1% of the Fund’s Net Assets.
(e)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(f)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$567	$32,866	$(27,099)	$-	$-	$6,334	$-
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	13,279	126,633	(99,756)	-	-	40,156	2*
Invesco Private Prime Fund	21,660	158,414	(119,847)	2	5	60,234	18*
Total	$35,506	$317,913	$(246,702)	$2	$5	$106,724	$20

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	The rate shown is the 7-day SEC standardized yield as of January 31, 2021.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco PureBetaSM FTSE Emerging Markets ETF (PBEE)
January 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-93.10%
Bahrain-0.06%
Ahli United Bank BSC	2,486	$1,839
Brazil-5.54%
Aliansce Sonae Shopping Centers S.A.(a)	57	288
Alpargatas S.A., Preference Shares	84	598
Ambev S.A.	1,933	5,350
Atacadao S.A.	123	429
Azul S.A., Preference Shares(a)	87	643
B2W Cia Digital(a)	88	1,327
B3 S.A. - Brasil, Bolsa, Balcao	907	9,934
Banco Bradesco S.A.	507	2,009
Banco Bradesco S.A., Preference Shares	1,922	8,709
Banco BTG Pactual S.A.	108	1,880
Banco do Brasil S.A.	390	2,419
Banco do Estado do Rio Grande do Sul S.A., Class B, Preference Shares	94	232
Banco Santander Brasil S.A.	171	1,230
BB Seguridade Participacoes S.A.	200	1,013
BR Malls Participacoes S.A.(a)	353	617
Bradespar S.A., Preference Shares	96	1,099
Braskem S.A., Class A, Preference Shares(a)	99	439
BRF S.A.(a)	248	964
CCR S.A.	486	1,079
Centrais Eletricas Brasileiras S.A.	215	1,130
Centrais Eletricas Brasileiras S.A., Class B, Preference Shares	104	547
Cia Brasileira de Distribuicao	70	968
Cia de Locacao das Americas	97	465
Cia de Saneamento Basico do Estado de Sao Paulo	152	1,138
Cia de Saneamento do Parana	90	359
Cia de Transmissao de Energia Eletrica Paulista, Preference Shares	87	420
Cia Energetica de Minas Gerais, Preference Shares	431	1,081
Cia Energetica de Sao Paulo, Class B, Preference Shares	85	455
Cia Paranaense de Energia, Class B, Preference Shares	46	550
Cia Siderurgica Nacional S.A.	289	1,609
Cielo S.A.	507	382
Cogna Educacao(a)	629	521
Cosan Logistica S.A.(a)	157	541
Cosan S.A.	72	990
CPFL Energia S.A.	87	496
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	114	535
Duratex S.A.	121	440
EDP - Energias do Brasil S.A.	131	463
Embraer S.A.(a)	347	559
Energisa S.A.	83	749
Eneva S.A.(a)	33	378
ENGIE Brasil Energia S.A.	76	598
Equatorial Energia S.A.	382	1,576
Fleury S.A.	78	375
Gerdau S.A., Preference Shares	446	1,899
Grendene S.A.	111	157
Hapvida Participacoes e Investimentos S.A.(b)	345	1,085
Hypera S.A.	177	1,047
IRB Brasil Resseguros S.A.	365	481
Itau Unibanco Holding S.A.	228	1,078
Itau Unibanco Holding S.A., Preference Shares	2,148	11,150
Itausa S.A., Preference Shares	1,943	3,776
Klabin S.A.	253	1,302
	Shares	Value
Brazil-(continued)
Localiza Rent a Car S.A.	253	$2,960
Lojas Americanas S.A.(a)	102	353
Lojas Americanas S.A., Preference Shares	335	1,478
Lojas Americanas S.A., Rts., expiring 12/31/2021(a)	3	3
Lojas Renner S.A.	352	2,674
M Dias Branco S.A.	36	199
Magazine Luiza S.A.	1,128	5,221
Multiplan Empreendimentos Imobiliarios S.A.	107	415
Natura & Co. Holding S.A.(a)	274	2,462
Neoenergia S.A.	100	331
Notre Dame Intermedica Participacoes S.A.	199	3,444
Odontoprev S.A.	123	319
Petrobras Distribuidora S.A.	305	1,299
Petroleo Brasileiro S.A.	1,704	8,530
Petroleo Brasileiro S.A., Preference Shares	1,676	8,193
Porto Seguro S.A.	42	371
Qualicorp Consultoria e Corretora de Seguros S.A.	106	604
Raia Drogasil S.A.	505	2,305
Rumo S.A.(a)	496	1,844
Sao Martinho S.A.	83	453
Sul America S.A.	102	746
Suzano S.A.(a)	323	3,671
Telefonica Brasil S.A.	185	1,532
TIM S.A.	374	911
TOTVS S.A.	207	1,077
Transmissora Alianca de Energia Eletrica S.A.	13	76
Ultrapar Participacoes S.A.	376	1,500
Usinas Siderurgicas de Minas Gerais S.A. Usiminas, Class A, Preference Shares	220	532
Vale S.A.	1,397	22,504
Via Varejo S.A.(a)	204	549
WEG S.A.	327	5,018
YDUQS Participacoes S.A., Class A	120	737
		161,870
Chile-0.64%
AES Gener S.A.	1,560	263
Aguas Andinas S.A., Class A	1,438	438
Banco de Chile	21,146	2,163
Banco de Credito e Inversiones S.A.(a)	20	841
Banco Santander Chile	28,461	1,446
Cencosud S.A.	442	770
Cencosud Shopping S.A.	217	315
Cia Cervecerias Unidas S.A.	68	559
Colbun S.A.	3,664	634
Embotelladora Andina S.A., Class B, Preference Shares	100	254
Empresa Nacional de Telecomunicaciones S.A.(a)	63	387
Empresas CMPC S.A.	528	1,417
Empresas COPEC S.A.	220	2,319
Enel Americas S.A.	10,914	1,647
Enel Chile S.A.(a)	12,352	897
Engie Energia Chile S.A.	261	313
Falabella S.A.	340	1,168
Parque Arauco S.A.	261	384
Plaza S.A.	123	184
Sociedad Quimica y Minera de Chile S.A., Class B, Preference Shares	44	2,232
		18,631
China-45.11%
3SBio, Inc.(a)(b)	545	508
51job, Inc., ADR(a)	12	790
See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM FTSE Emerging Markets ETF (PBEE)—(continued)
January 31, 2021
(Unaudited)
	Shares	Value
China-(continued)
AECC Aero-Engine Control Co. Ltd., A Shares	400	$1,299
Agile Group Holdings Ltd.	623	778
Agricultural Bank of China Ltd., A Shares	5,800	2,828
Agricultural Bank of China Ltd., H Shares	13,702	4,948
Aier Eye Hospital Group Co. Ltd., A Shares	100	1,219
Air China Ltd., H Shares	760	528
Airtac International Group	33	1,178
Alibaba Group Holding Ltd., ADR(a)	746	189,357
Alibaba Health Information Technology Ltd.(a)	1,705	5,343
A-Living Smart City Services Co. Ltd., U Shares(b)	148	646
Anhui Conch Cement Co. Ltd., A Shares	100	781
Anhui Conch Cement Co. Ltd., H Shares	527	3,123
Anhui Gujing Distillery Co. Ltd., B Shares	100	1,502
ANTA Sports Products Ltd.	551	9,117
Autohome, Inc., ADR	23	2,535
AviChina Industry & Technology Co. Ltd., H Shares	1,085	813
Baidu, Inc., ADR(a)	124	29,142
Bank of China Ltd., A Shares	6,300	3,091
Bank of China Ltd., H Shares	34,797	11,803
Bank of Communications Co. Ltd., A Shares	1,100	759
Bank of Communications Co. Ltd., H Shares	3,243	1,757
Bank of Shanghai Co. Ltd., A Shares	700	878
Beijing Capital International Airport Co. Ltd., H Shares	797	615
Beijing Enterprises Holdings Ltd.	229	750
Beijing Enterprises Water Group Ltd.	2,423	987
Bilibili, Inc., ADR(a)	57	6,492
Brilliance China Automotive Holdings Ltd.	1,230	968
BYD Co. Ltd., A Shares	100	3,823
BYD Co. Ltd., H Shares	322	9,859
BYD Electronic International Co. Ltd.	344	2,382
CanSino Biologics, Inc., H Shares(a)(b)	33	1,074
Central China Securities Co. Ltd., A Shares(a)	3,500	2,790
CGN Power Co. Ltd., H Shares(b)	4,976	1,072
Changsha Jingjia Microelectronics Co. Ltd., A Shares	100	1,135
China Aoyuan Group Ltd.	549	485
China Biologic Products Holdings, Inc.(a)	12	1,414
China Cinda Asset Management Co. Ltd., H Shares	3,904	740
China CITIC Bank Corp. Ltd., H Shares	4,151	1,842
China Communications Services Corp. Ltd., H Shares	1,111	497
China Conch Venture Holdings Ltd.	724	3,450
China Construction Bank Corp., H Shares	42,137	31,954
China Everbright Bank Co. Ltd., H Shares	1,382	569
China Everbright Environment Group Ltd.	1,606	905
China Everbright Ltd.	372	479
China Evergrande Group	958	1,846
China Feihe Ltd.(b)	1,746	5,224
China Galaxy Securities Co. Ltd., H Shares	1,645	987
China Gas Holdings Ltd.	1,125	3,975
China Hongqiao Group Ltd.	1,145	1,012
China Huarong Asset Management Co. Ltd., H Shares(b)	4,857	564
China International Capital Corp. Ltd., H Shares(a)(b)	491	1,285
China Jinmao Holdings Group Ltd.	2,599	1,022
China Lesso Group Holdings Ltd.	414	689
China Life Insurance Co. Ltd.	1,264	1,025
China Life Insurance Co. Ltd., H Shares	3,453	7,330
China Literature Ltd.(a)(b)(c)	101	964
China Longyuan Power Group Corp. Ltd., H Shares	1,505	2,205
China Medical System Holdings Ltd.	551	792
	Shares	Value
China-(continued)
China Mengniu Dairy Co. Ltd.(a)	782	$4,664
China Merchants Bank Co. Ltd., A Shares	1,200	9,491
China Merchants Bank Co. Ltd., H Shares	1,732	13,302
China Merchants Port Holdings Co. Ltd.	578	807
China Merchants Securities Co. Ltd., H Shares(b)	407	629
China Minsheng Banking Corp. Ltd., A Shares	1,000	791
China Minsheng Banking Corp. Ltd., H Shares	2,841	1,627
China Molybdenum Co. Ltd., H Shares	1,753	1,108
China National Building Material Co. Ltd., H Shares	1,722	2,063
China Oilfield Services Ltd., H Shares	807	894
China Overseas Land & Investment Ltd.	1,709	3,853
China Pacific Insurance (Group) Co. Ltd., A Shares	200	1,074
China Pacific Insurance (Group) Co. Ltd., H Shares	1,150	4,761
China Petroleum & Chemical Corp., A Shares	7,300	4,463
China Petroleum & Chemical Corp., H Shares	11,372	5,441
China Railway Group Ltd., H Shares	1,705	776
China Resources Beer Holdings Co. Ltd.	733	6,476
China Resources Cement Holdings Ltd.	976	1,079
China Resources Gas Group Ltd.	357	1,786
China Resources Land Ltd.	1,227	4,890
China Resources Power Holdings Co. Ltd.	838	887
China Shenhua Energy Co. Ltd., H Shares	1,515	2,810
China State Construction Engineering Corp. Ltd., A Shares	1,100	819
China Taiping Insurance Holdings Co. Ltd.	647	1,147
China Tourism Group Duty Free Corp. Ltd., A Shares	100	4,551
China Tower Corp. Ltd., H Shares(b)	20,799	3,004
China Traditional Chinese Medicine Holdings Co. Ltd.(d)	1,088	659
China TransInfo Technology Co. Ltd., A Shares	200	551
China Vanke Co. Ltd., A Shares	200	860
China Vanke Co. Ltd., H Shares	803	2,884
China Yangtze Power Co. Ltd., A Shares	2,100	6,397
Chongqing Changan Automobile Co. Ltd., A Shares(a)	300	801
Chongqing Zhifei Biological Products Co. Ltd., A Shares	100	2,445
CIFI Holdings Group Co. Ltd.	1,501	1,237
CITIC Ltd.	2,188	1,710
CITIC Securities Co. Ltd., A Shares	200	878
CITIC Securities Co. Ltd., H Shares	1,016	2,235
COSCO SHIPPING Holdings Co. Ltd., A Shares(a)	900	1,729
COSCO SHIPPING Ports Ltd.	780	554
Country Garden Holdings Co. Ltd.	3,279	3,962
Country Garden Services Holdings Co. Ltd.	554	4,526
CSC Financial Co. Ltd., H Shares(b)	390	572
CSG Holding Co. Ltd., B Shares	3,100	1,143
CSPC Pharmaceutical Group Ltd.	3,113	3,180
Da An Gene Co. Ltd. of Sun Yat-sen University, A Shares	200	1,100
Dali Foods Group Co. Ltd.(b)	916	552
Dalian Huarui Heavy Industry Group Co. Ltd., A Shares	1,200	632
Dongfeng Motor Group Co. Ltd., H Shares	1,273	1,259
Doushen Beijing Education & Technology, Inc., A Shares(a)	400	576
East Group Co. Ltd., A Shares	800	828
East Money Information Co. Ltd., A Shares	480	2,615
ENN Energy Holdings Ltd.	337	5,224
Eternal Asia Supply Chain Management Ltd., A Shares	1,000	618
Far East Horizon Ltd.	938	968

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM FTSE Emerging Markets ETF (PBEE)—(continued)
January 31, 2021
(Unaudited)
	Shares	Value
China-(continued)
Foshan Haitian Flavouring & Food Co. Ltd., A Shares	120	$3,662
Fosun International Ltd.	1,000	1,522
Fuyao Glass Industry Group Co. Ltd., H Shares(b)	214	1,490
Ganfeng Lithium Co. Ltd.	100	1,854
GDS Holdings Ltd., ADR(a)(c)	36	3,728
Geely Automobile Holdings Ltd.	2,294	8,387
Genscript Biotech Corp.(a)	384	490
GF Securities Co. Ltd., H Shares	689	1,008
GOME Retail Holdings Ltd.(a)(c)	4,903	790
Great Wall Motor Co. Ltd., H Shares	1,382	4,331
Gree Electric Appliances, Inc. of Zhuhai, A Shares	100	871
Greentown China Holdings Ltd.	339	446
GSX Techedu, Inc., ADR(a)(c)	30	3,150
Guangdong Investment Ltd.	1,301	2,285
Guangzhou Automobile Group Co. Ltd., H Shares	1,381	1,259
Guangzhou R&F Properties Co. Ltd., H Shares	502	620
Guangzhou Yuexiu Financial Holdings Group Co. Ltd., A Shares	800	1,791
Guotai Junan Securities Co. Ltd., H Shares(b)	341	496
Haidilao International Holding Ltd.(b)	278	2,343
Haitian International Holdings Ltd.	256	926
Haitong Securities Co. Ltd., A Shares	400	759
Haitong Securities Co. Ltd., H Shares	1,520	1,355
Hangzhou Century Co. Ltd., A Shares	800	922
Hangzhou Tigermed Consulting Co. Ltd., A Shares	100	2,591
Hansoh Pharmaceutical Group Co. Ltd.(a)(b)	418	2,286
Hengan International Group Co. Ltd.	316	2,268
Hongta Securities Co. Ltd., A Shares	300	696
Hua Hong Semiconductor Ltd.(a)(b)	215	1,296
Huaan Securities Co. Ltd., A Shares	1,200	1,250
Huaneng Power International, Inc., H Shares	1,885	669
Huatai Securities Co. Ltd., H Shares(b)	766	1,221
Huazhu Group Ltd., ADR	74	3,589
Industrial & Commercial Bank of China Ltd., A Shares	1,300	1,024
Industrial & Commercial Bank of China Ltd., H Shares	35,043	22,371
Industrial Bank Co. Ltd., A Shares	600	2,145
Inner Mongolia Yili Industrial Group Co. Ltd., A Shares	200	1,368
Innovent Biologics, Inc.(a)(b)	523	5,976
Intco Medical Technology Co. Ltd., A Shares	50	1,812
iQIYI, Inc., ADR(a)(c)	102	2,229
JD.com, Inc., ADR(a)	354	31,396
Jiangsu Eastern Shenghong Co. Ltd., A Shares	1,000	2,100
Jiangsu Expressway Co. Ltd., H Shares	545	633
Jiangsu Hengrui Medicine Co. Ltd., A Shares	120	1,927
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., A Shares	100	3,158
Jiangxi Copper Co. Ltd., H Shares	530	875
Jiayuan International Group Ltd.	7,242	2,811
Jinxin Fertility Group Ltd.(b)	422	852
Joyoung Co. Ltd., A Shares	100	436
JOYY, Inc., ADR(c)	25	2,301
Juewei Food Co. Ltd., A Shares	100	1,395
KE Holdings, Inc., ADR(a)	46	2,719
Kingboard Holdings Ltd.	315	1,290
KingClean Electric Co. Ltd., A Shares	600	2,650
Kingdee International Software Group Co. Ltd.(a)	986	3,980
Kingsoft Cloud Holdings Ltd., ADR(a)	19	955
Kingsoft Corp. Ltd.	385	2,979
Kunlun Energy Co. Ltd.	1,267	1,083
	Shares	Value
China-(continued)
Kunwu Jiuding Investment Holdings Co. Ltd., A Shares(a)	600	$1,623
KWG Group Holdings Ltd.	558	743
Leyard Optoelectronic Co. Ltd., A Shares	500	488
Li Auto, Inc., ADR(a)(c)	41	1,322
Li Ning Co. Ltd.	799	5,003
LianChuang Electronic Technology Co. Ltd., A Shares	600	929
Logan Group Co. Ltd.	452	677
Longfor Group Holdings Ltd.(b)	725	4,100
LONGi Green Energy Technology Co. Ltd., A Shares	100	1,665
Lufax Holding Ltd., ADR(a)	72	1,148
Luxshare Precision Industry Co. Ltd., A Shares	669	5,498
Luzhou Laojiao Co. Ltd., A Shares	100	3,989
Mango Excellent Media Co. Ltd., A Shares	300	3,761
Meituan Dianping, B Shares(a)	1,540	70,666
Momo, Inc., ADR	49	749
Muyuan Foods Co. Ltd., A Shares	170	2,339
NAURA Technology Group Co. Ltd., A Shares	100	3,102
NetEase, Inc., ADR	163	18,743
New China Life Insurance Co. Ltd., A Shares	100	748
New China Life Insurance Co. Ltd., H Shares	389	1,452
New Hope Liuhe Co. Ltd., A Shares	200	655
New Oriental Education & Technology Group, Inc., ADR(a)	65	10,888
NIO, Inc., ADR(a)	462	26,334
OneConnect Financial Technology Co. Ltd., ADR(a)(c)	24	492
People’s Insurance Co. Group of China Ltd. (The), H Shares	3,656	1,127
PetroChina Co. Ltd., H Shares	9,275	2,811
Pharmaron Beijing Co. Ltd., A Shares	100	2,215
PICC Property & Casualty Co. Ltd., H Shares	2,999	2,189
Pinduoduo, Inc., ADR(a)	120	19,885
Ping An Bank Co. Ltd., A Shares	700	2,502
Ping An Healthcare and Technology Co. Ltd.(a)(b)	160	1,988
Ping An Insurance (Group) Co. of China Ltd., A Shares	200	2,448
Ping An Insurance (Group) Co. of China Ltd., H Shares	2,472	29,107
Poly Developments and Holdings Group Co. Ltd., A Shares	600	1,283
Postal Savings Bank of China Co. Ltd., H Shares(b)	4,176	2,984
Qingdao Hanhe Cable Co. Ltd., A Shares	1,600	896
Rongan Property Co. Ltd., A Shares	4,700	1,957
SAIC Motor Corp. Ltd., A Shares	200	679
Sany Heavy Industry Co. Ltd., A Shares	400	2,505
Seazen Group Ltd.(a)	871	799
SF Holding Co. Ltd., A Shares	100	1,532
Shandong Gold Mining Co. Ltd., H Shares(b)	217	458
Shandong Weigao Group Medical Polymer Co. Ltd., H Shares	1,021	1,909
Shanghai Bairun Investment Holding Group Co. Ltd., A Shares	200	3,693
Shanghai Flyco Electrical Appliance Co. Ltd., A Shares	300	2,140
Shanghai Fosun Pharmaceutical Group Co. Ltd., H Shares	242	1,092
Shanghai International Airport Co. Ltd., A Shares	100	1,223
Shanghai Jahwa United Co. Ltd., A Shares	100	613
Shanghai Pharmaceuticals Holding Co. Ltd., H Shares	358	620

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM FTSE Emerging Markets ETF (PBEE)—(continued)
January 31, 2021
(Unaudited)
	Shares	Value
China-(continued)
Shanghai Pudong Development Bank Co. Ltd., A Shares	1,000	$1,542
Shanghai Zhenhua Heavy Industries Co. Ltd., B Shares	6,400	1,638
Shenzhen Agricultural Products Group Co. Ltd., A Shares	1,900	1,656
Shenzhen Aisidi Co. Ltd., A Shares	900	1,471
Shenzhen Huaqiang Industry Co. Ltd., A Shares	400	704
Shenzhen Inovance Technology Co. Ltd., A Shares	100	1,473
Shenzhen International Holdings Ltd.	401	661
Shenzhen Investment Ltd.	1,544	512
Shenzhen Kangtai Biological Products Co. Ltd., A Shares	100	2,289
Shenzhen MTC Co. Ltd., A Shares(a)	1,800	1,858
Shenzhen Neptunus Bioengineering Co. Ltd., A Shares(a)	2,100	1,138
Shenzhen SC New Energy Technology Corp., A Shares	100	2,064
Shenzhou International Group Holdings Ltd.	320	6,277
Shijiazhuang Changshan BeiMing Technology Co. Ltd., A Shares(a)	500	409
Shimao Group Holdings Ltd.	594	1,728
Sichuan Swellfun Co. Ltd., A Shares	200	2,783
Sieyuan Electric Co. Ltd., A Shares	600	1,941
Silergy Corp.	21	1,961
SINA Corp.(a)(c)	31	1,296
Sino Biopharmaceutical Ltd.	4,261	3,973
Sinopec Oilfield Service Corp., A Shares(a)	3,100	864
Sinopharm Group Co. Ltd., H Shares	558	1,363
Sinotruk Hong Kong Ltd.	295	921
Smoore International Holdings Ltd.(a)(b)	319	3,158
Sou Yu Te Group Co. Ltd., A Shares(a)	3,300	1,052
Sunac China Holdings Ltd.	1,090	4,070
Sunny Optical Technology Group Co. Ltd.	304	8,006
Taiji Computer Corp. Ltd., A Shares	139	509
TAL Education Group, ADR(a)	153	11,763
Tencent Holdings Ltd.	2,429	213,489
Tencent Music Entertainment Group, ADR(a)	135	3,591
Tongcheng-Elong Holdings Ltd.(a)(b)	367	657
Tongwei Co. Ltd., A Shares	200	1,424
Topsec Technologies Group, Inc., A Shares(a)	300	964
TravelSky Technology Ltd., H Shares	416	929
Trip.com Group Ltd., ADR(a)	213	6,780
Tsingtao Brewery Co. Ltd., H Shares	168	1,622
Vipshop Holdings Ltd., ADR(a)	181	4,963
Wanhua Chemical Group Co. Ltd., A Shares	100	1,730
Weibo Corp., ADR(a)	25	1,140
Weichai Power Co. Ltd., H Shares	866	2,558
Wingtech Technology Co. Ltd., A Shares	100	1,631
Wuliangye Yibin Co. Ltd., A Shares	100	4,506
WuXi AppTec Co. Ltd., H Shares(b)	91	2,171
Wuxi Biologics Cayman, Inc.(a)(b)	1,145	16,111
Xiaomi Corp., B Shares(a)(b)	5,288	19,914
Xinyi Solar Holdings Ltd.	1,620	3,552
Yangzijiang Shipbuilding Holdings Ltd.	1,116	828
Yanlord Land Group Ltd.	381	316
Yantai Eddie Precision Machinery Co. Ltd., A Shares	100	1,177
Yanzhou Coal Mining Co. Ltd., H Shares	870	673
Yihai International Holding Ltd.(a)	210	3,459
Yonyou Network Technology Co. Ltd., A Shares	130	867
Yuexiu Property Co. Ltd.	2,774	544
Yunnan Baiyao Group Co. Ltd., A Shares	100	2,058
	Shares	Value
China-(continued)
Zai Lab Ltd., ADR(a)	23	$3,682
Zhaojin Mining Industry Co. Ltd., H Shares	462	501
Zhefu Holding Group Co. Ltd., A Shares	1,800	1,326
Zhejiang Expressway Co. Ltd., H Shares	639	517
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., A Shares	200	1,243
Zhejiang Kaishan Compressor Co. Ltd., A Shares(a)	600	1,280
Zhengqi Financial Holding Corp., Rts., TBA(a)(d)	15	0
ZhongAn Online P&C Insurance Co. Ltd., H Shares(a)(b)(c)	150	925
Zhongsheng Group Holdings Ltd.	275	1,615
Zhuzhou CRRC Times Electric Co. Ltd., H Shares	225	1,132
Zijin Mining Group Co. Ltd., H Shares	2,557	2,849
Zoomlion Heavy Industry Science and Technology Co. Ltd., H Shares	586	803
ZTE Corp., A Shares	100	498
ZTE Corp., H Shares	337	961
ZTO Express Cayman, Inc., ADR	179	5,921
		1,318,385
Colombia-0.28%
Bancolombia S.A.	117	1,006
Bancolombia S.A., Preference Shares	191	1,691
Cementos Argos S.A.	241	395
Ecopetrol S.A.	2,129	1,214
Grupo Argos S.A.	155	579
Grupo Aval Acciones y Valores S.A., Preference Shares(a)	1,503	489
Grupo de Inversiones Suramericana S.A.	120	765
Grupo de Inversiones Suramericana S.A., Preference Shares	40	230
Grupo Energia Bogota S.A. ESP	839	615
Interconexion Electrica S.A. ESP	202	1,309
		8,293
Czech Republic-0.13%
CEZ A.S.	72	1,737
Komercni banka A.S.(a)	31	949
Moneta Money Bank A.S.(a)(b)	261	891
O2 Czech Republic A.S.	25	294
		3,871
Egypt-0.11%
Commercial International Bank Egypt S.A.E.	590	2,365
Eastern Co. S.A.E.	435	416
Egypt Kuwait Holding Co. S.A.E.	345	362
		3,143
Greece-0.22%
Alpha Bank A.E.(a)	354	325
Eurobank Ergasias Services and Holdings S.A.(a)	563	376
FF Group(a)(d)	21	0
Hellenic Petroleum S.A.	34	227
Hellenic Telecommunications Organization S.A.	102	1,487
JUMBO S.A.	50	786
Motor Oil Hellas Corinth Refineries S.A.	29	409
Mytilineos S.A.	49	718
National Bank of Greece S.A.(a)	425	1,007
OPAP S.A.	84	1,033
		6,368
Hong Kong-0.09%
Alibaba Pictures Group Ltd.(a)	5,836	737

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM FTSE Emerging Markets ETF (PBEE)—(continued)
January 31, 2021
(Unaudited)
	Shares	Value
Hong Kong-(continued)
Kingboard Laminates Holdings Ltd.	460	$744
Nine Dragons Paper Holdings Ltd.	701	1,085
		2,566
Hungary-0.28%
Gedeon Richter PLC	62	1,757
Magyar Telekom Telecommunications PLC	228	305
MOL Hungarian Oil & Gas PLC(a)	186	1,406
OTP Bank Nyrt(a)	103	4,733
		8,201
India-3.89%
Axis Bank Ltd., GDR(a)(b)	271	12,236
Dr. Reddy’s Laboratories Ltd., ADR	104	6,373
GAIL (India) Ltd., GDR(b)	588	6,057
Infosys Ltd., ADR	834	14,078
Larsen & Toubro Ltd., GDR(b)(c)	644	11,747
Mahindra & Mahindra Ltd., GDR(b)	736	7,691
Reliance Industries Ltd., GDR(b)	436	22,105
State Bank of India, GDR(a)(b)	187	7,246
Tata Motors Ltd., ADR(a)	368	6,554
Tata Steel Ltd., GDR(b)(c)	925	7,733
Vedanta Ltd., ADR	468	4,076
Wipro Ltd., ADR	1,279	7,866
		113,762
Indonesia-1.52%
PT Adaro Energy Tbk	5,637	482
PT Astra International Tbk	9,363	4,071
PT Bank Central Asia Tbk	4,313	10,391
PT Bank Mandiri (Persero) Tbk	7,679	3,599
PT Bank Negara Indonesia (Persero) Tbk	3,372	1,334
PT Bank Rakyat Indonesia (Persero) Tbk	22,577	6,726
PT Barito Pacific Tbk(a)	8,646	545
PT Bukit Asam Tbk	1,940	357
PT Charoen Pokphand Indonesia Tbk	3,187	1,306
PT Gudang Garam Tbk(a)	228	613
PT Hanjaya Mandala Sampoerna Tbk	4,190	391
PT Indah Kiat Pulp & Paper Corp. Tbk	1,176	1,081
PT Indocement Tunggal Prakarsa Tbk	587	560
PT Indofood CBP Sukses Makmur Tbk	1,116	724
PT Indofood Sukses Makmur Tbk	2,085	899
PT Jasa Marga (Persero) Tbk	962	296
PT Kalbe Farma Tbk	8,203	857
PT Media Nusantara Citra Tbk(a)	2,860	211
PT Perusahaan Gas Negara Tbk	4,724	453
PT Semen Indonesia (Persero) Tbk	1,307	987
PT Surya Citra Media Tbk(a)	3,314	515
PT Telekomunikasi Indonesia (Persero) Tbk	19,905	4,412
PT Tower Bersama Infrastructure Tbk	4,249	678
PT Unilever Indonesia Tbk	2,595	1,281
PT United Tractors Tbk	674	1,098
PT Vale Indonesia Tbk(a)	1,163	456
PT XL Axiata Tbk	1,270	201
		44,524
Kuwait-0.56%
Agility Public Warehousing Co. KSC	468	1,158
Boubyan Bank KSCP	399	756
Boubyan Petrochemicals Co. KSCP	169	373
Burgan Bank SAK	309	225
Gulf Bank KSCP	772	561
Humansoft Holding Co. KSC(a)	43	515
Kuwait Finance House KSCP	1,415	3,341
	Shares	Value
Kuwait-(continued)
Mabanee Co. K.P.S.C.	234	$546
Mobile Telecommunications Co. KSCP	347	725
National Bank of Kuwait SAKP	2,840	8,188
		16,388
Malaysia-1.87%
AirAsia Group Bhd.(a)	790	136
Alliance Bank Malaysia Bhd.(a)	488	299
AMMB Holdings Bhd.	788	600
Astro Malaysia Holdings Bhd.	775	163
Axiata Group Bhd.	2,017	1,661
British American Tobacco Malaysia Bhd.	74	240
CIMB Group Holdings Bhd.	3,147	2,989
Dialog Group Bhd.	2,193	1,649
DiGi.Com Bhd.	1,584	1,485
FGV Holdings Bhd.	1,077	349
Fraser & Neave Holdings Bhd.	52	410
Gamuda Bhd.	895	731
Genting Bhd.	981	966
Genting Malaysia Bhd.	1,176	716
HAP Seng Consolidated Bhd.	264	534
Hartalega Holdings Bhd.	589	1,874
Hong Leong Bank Bhd.	261	1,114
Hong Leong Financial Group Bhd.	120	486
IHH Healthcare Bhd.	1,300	1,643
IJM Corp. Bhd.	1,476	548
IOI Corp. Bhd.	1,356	1,416
IOI Properties Group Bhd.	1,083	348
Kuala Lumpur Kepong Bhd.	106	609
Malayan Banking Bhd.	1,682	3,250
Malaysia Airports Holdings Bhd.	360	460
Maxis Bhd.	1,130	1,333
MISC Bhd.	560	826
Nestle Malaysia Bhd.	29	983
Petronas Chemicals Group Bhd.	1,302	2,161
Petronas Dagangan Bhd.	120	575
Petronas Gas Bhd.	210	833
PPB Group Bhd.	283	1,295
Press Metal Aluminium Holdings Bhd.	797	1,575
Public Bank Bhd.	6,670	6,913
QL Resources Bhd.	549	816
RHB Bank Bhd.	776	979
Sime Darby Bhd.	1,679	914
Sime Darby Plantation Bhd.	1,445	1,734
Sime Darby Property Bhd.	1,849	261
Telekom Malaysia Bhd.	417	655
Tenaga Nasional Bhd.	1,647	3,932
Top Glove Corp. Bhd.	1,968	3,281
Westports Holdings Bhd.	555	590
YTL Corp. Bhd.(a)	2,493	398
		54,730
Mexico-2.05%
Alfa S.A.B. de C.V., Class A	1,456	929
America Movil S.A.B. de C.V., Series L	12,504	8,452
Arca Continental S.A.B. de C.V.	183	842
Banco Santander (Mexico) S.A., Institucion de Banca Multiple, Grupo Financiero Santander(a)	240	241
Becle S.A.B. de C.V.	288	623
Cemex S.A.B. de C.V., Series CPO(a)(e)	6,878	4,000
Coca-Cola FEMSA S.A.B. de C.V., Series L	215	945
El Puerto de Liverpool S.A.B. de C.V., Series C1	104	337
Fibra Uno Administracion S.A. de C.V.	1,353	1,531

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM FTSE Emerging Markets ETF (PBEE)—(continued)
January 31, 2021
(Unaudited)
	Shares	Value
Mexico-(continued)
Fomento Economico Mexicano, S.A.B. de C.V., Series CPO(f)	946	$6,535
GMexico Transportes S.A.B. de C.V.(b)	224	326
Gruma S.A.B. de C.V., Class B	98	1,091
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.(a)	154	921
Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B(a)	156	1,594
Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B(a)	58	925
Grupo Bimbo S.A.B. de C.V., Series A	1,021	1,945
Grupo Carso S.A.B. de C.V., Series A1(a)	222	566
Grupo Elektra S.A.B. de C.V.	28	1,919
Grupo Financiero Banorte S.A.B. de C.V., Class O(a)	1,352	6,790
Grupo Financiero Inbursa S.A.B. de C.V., Class O(a)	1,094	989
Grupo Lala S.A.B. de C.V.	325	240
Grupo Mexico S.A.B. de C.V., Class B	1,399	6,076
Grupo Televisa S.A.B., Series CPO(a)(g)	1,014	1,554
Industrias Penoles S.A.B. de C.V.	58	880
Infraestructura Energetica Nova S.A.B. de C.V.(a)	246	911
Kimberly-Clark de Mexico S.A.B. de C.V., Class A	329	583
Megacable Holdings S.A.B. de C.V., Series CPO(h)	104	381
Orbia Advance Corp. S.A.B. de C.V.	483	1,055
Promotora y Operadora de Infraestructura S.A.B de C.V.	78	594
Telesites S.A.B. de C.V.(a)	676	688
Wal-Mart de Mexico S.A.B. de C.V., Series V	1,866	5,384
		59,847
Philippines-0.90%
Aboitiz Power Corp.	816	407
Alliance Global Group, Inc.	2,129	438
Ayala Corp.	106	1,698
Ayala Land, Inc.	3,229	2,532
Bank of the Philippine Islands	839	1,387
BDO Unibank, Inc.	896	1,877
Bloomberry Resorts Corp.	1,322	219
Energy Development Corp.(a)(d)	1,155	0
Globe Telecom, Inc.	10	404
GT Capital Holdings, Inc.	52	578
International Container Terminal Services, Inc.	375	924
JG Summit Holdings, Inc.	1,385	1,752
Jollibee Foods Corp.	187	691
LT Group, Inc.	1,106	305
Manila Electric Co.	101	548
Megaworld Corp.	5,931	471
Metro Pacific Investments Corp.	7,448	626
Metropolitan Bank & Trust Co.	830	777
PLDT, Inc.	49	1,338
San Miguel Corp.	185	470
San Miguel Food and Beverage, Inc.	339	479
Semirara Mining & Power Corp.	683	174
SM Investments Corp.	208	4,261
SM Prime Holdings, Inc.	4,067	2,986
Universal Robina Corp.	325	913
		26,255
Qatar-0.87%
Barwa Real Estate Co.	848	770
Commercial Bank P.S.Q.C. (The)	882	1,036
Doha Bank Q.P.S.C.(a)	676	427
Industries Qatar Q.S.C.	889	2,942
Masraf Al Rayan Q.S.C.	1,635	1,971
	Shares	Value
Qatar-(continued)
Mesaieed Petrochemical Holding Co. Q.P.S.C.	1,928	$1,074
Ooredoo Q.P.S.C.	228	522
Qatar Aluminum Manufacturing Co.	1,217	318
Qatar Electricity & Water Co. Q.S.C.	224	1,095
Qatar Fuel Co. Q.P.S.C.	140	717
Qatar Gas Transport Co. Ltd.	1,208	1,095
Qatar Insurance Co. (S.A.Q.)	712	479
Qatar International Islamic Bank Q.S.C.	330	807
Qatar Islamic Bank (S.A.Q)	515	2,348
Qatar National Bank Q.P.S.C.	1,876	9,280
United Development Co. Q.S.C.	772	332
Vodafone Qatar Q.S.C.	733	302
		25,515
Romania-0.04%
NEPI Rockcastle PLC	164	997
Russia-2.75%
Aeroflot PJSC(a)	334	310
Alrosa PJSC	765	1,013
Bashneft PJSC, Preference Shares	10	157
Gazprom PJSC	3,662	10,407
Inter RAO UES PJSC	14,756	1,027
LUKOIL PJSC	155	11,095
Magnit PJSC	31	2,020
Magnitogorsk Iron & Steel Works PJSC(a)	630	432
MMC Norilsk Nickel PJSC	22	7,150
Mobile TeleSystems PJSC	398	1,741
Moscow Exchange MICEX-RTS PJSC	608	1,267
Novatek PJSC	462	7,801
Novolipetskiy Metallurgicheskiy Kombinat PAO	432	1,204
PhosAgro PJSC	17	824
Polyus PJSC	11	2,099
Rosneft Oil Co. PJSC	368	2,318
Rostelecom PJSC(a)	420	563
RusHydro PJSC	55,600	575
Sberbank of Russia PJSC	4,495	15,395
Severstal PAO	78	1,305
Sistema PJSFC	1,400	590
Surgutneftegas PJSC	2,870	1,278
Surgutneftegas PJSC, Preference Shares	3,002	1,590
Tatneft PJSC	687	4,465
Tatneft PJSC, Preference Shares	70	424
Transneft PJSC, Preference Shares	1	1,903
Unipro PJSC	5,000	188
VTB Bank PJSC	2,232,852	1,086
		80,227
Saudi Arabia-2.91%
Abdullah Al Othaim Markets Co.	27	898
Advanced Petrochemical Co.	198	3,379
Al Rajhi Bank	194	3,776
Almarai Co. JSC	39	561
Arab National Bank	394	2,137
Arabian Centres Co. Ltd.	227	1,439
Bank AlBilad	348	2,575
Banque Saudi Fransi	276	2,476
Bupa Arabia for Cooperative Insurance Co.(a)	91	2,839
Co. for Cooperative Insurance (The)(a)	108	2,281
Dallah Healthcare Co.	149	2,185
Dr Sulaiman Al Habib Medical Services Group Co.	26	800
Emaar Economic City(a)	474	1,142
Etihad Etisalat Co.(a)	77	589
Fawaz Abdulaziz Al Hokair & Co.(a)	130	738

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM FTSE Emerging Markets ETF (PBEE)—(continued)
January 31, 2021
(Unaudited)
	Shares	Value
Saudi Arabia-(continued)
Jarir Marketing Co.	61	$2,843
Mobile Telecommunications Co.(a)	408	1,492
Mouwasat Medical Services Co.	55	2,112
National Commercial Bank	275	3,160
National Industrialization Co.(a)	400	1,438
National Petrochemical Co.	266	2,461
Qassim Cement Co. (The)	77	1,854
Riyad Bank	488	2,776
SABIC Agri-Nutrients Co.	145	3,588
Sahara International Petrochemical Co.	324	1,589
Samba Financial Group	348	2,797
Saudi Airlines Catering Co.	130	2,669
Saudi Arabian Mining Co.(a)	170	1,908
Saudi Arabian Oil Co.(b)	326	3,020
Saudi Basic Industries Corp.	123	3,365
Saudi British Bank (The)	432	3,087
Saudi Cement Co.	61	1,073
Saudi Ground Services Co.(a)	240	1,990
Saudi Industrial Investment Group	166	1,142
Saudi Kayan Petrochemical Co.(a)	434	1,671
Saudi Research & Marketing Group(a)	112	2,278
Saudi Telecom Co.	82	2,475
Saudia Dairy & Foodstuff Co.	36	1,545
Savola Group (The)	65	684
Southern Province Cement Co.	97	2,302
Yanbu Cement Co.	66	825
Yanbu National Petrochemical Co., Class A	71	1,211
		85,170
South Africa-4.17%
Absa Group Ltd.	332	2,520
African Rainbow Minerals Ltd.	53	966
Anglo American Platinum Ltd.	26	2,622
Aspen Pharmacare Holdings Ltd.(a)	163	1,549
AVI Ltd.	91	457
Barloworld Ltd.(a)	101	633
Bid Corp. Ltd.	134	2,248
Bidvest Group Ltd. (The)	153	1,594
Capitec Bank Holdings Ltd.(a)	35	3,225
Clicks Group Ltd.	112	1,849
Coronation Fund Managers Ltd.	138	448
Dis-Chem Pharmacies Ltd.(a)(b)	206	302
Discovery Ltd.	173	1,478
Distell Group Holdings Ltd.(a)	41	253
Exxaro Resources Ltd.	120	1,204
FirstRand Ltd.	2,186	6,939
Fortress REIT Ltd., Class A	546	474
Foschini Group Ltd. (The)(a)	96	656
Gold Fields Ltd.	364	3,599
Growthpoint Properties Ltd.	1,293	1,041
Harmony Gold Mining Co. Ltd.(a)	218	1,010
Impala Platinum Holdings Ltd.	326	4,487
Investec Ltd.	115	294
Kumba Iron Ore Ltd.	27	1,091
Liberty Holdings Ltd.	62	253
Life Healthcare Group Holdings Ltd.(a)	669	864
Momentum Metropolitan Holdings	371	406
Mr Price Group Ltd.	88	1,011
MTN Group Ltd.	693	2,882
MultiChoice Group	189	1,619
Naspers Ltd., Class N	178	41,128
Nedbank Group Ltd.	183	1,488
Netcare Ltd.	704	626
	Shares	Value
South Africa-(continued)
Northam Platinum Ltd.(a)	154	$1,943
Old Mutual Ltd.	2,019	1,741
Pepkor Holdings Ltd.(b)	362	354
Pick n Pay Stores Ltd.	130	462
PSG Group Ltd.	79	339
Rand Merchant Investment Holdings Ltd.	365	732
Redefine Properties Ltd.(a)	2,740	608
Remgro Ltd.	238	1,589
Resilient REIT Ltd.	113	299
Sanlam Ltd.	710	2,720
Santam Ltd.	22	389
Sappi Ltd.(a)	269	764
Sasol Ltd.(a)	224	2,455
Shoprite Holdings Ltd.	214	1,992
Sibanye Stillwater Ltd.	993	3,889
SPAR Group Ltd. (The)	82	1,057
Standard Bank Group Ltd.	550	4,600
Telkom S.A. SOC Ltd.	154	345
Tiger Brands Ltd.	79	1,046
Truworths International Ltd.	216	641
Vodacom Group Ltd.	179	1,472
Woolworths Holdings Ltd.	418	1,248
		121,901
Taiwan-15.47%
Accton Technology Corp.	236	2,271
Acer, Inc.(a)	1,145	1,106
Advantech Co. Ltd.	168	2,076
ASE Technology Holding Co. Ltd.	1,508	4,954
Asia Cement Corp.	972	1,388
Asustek Computer, Inc.	316	3,233
AU Optronics Corp.(a)	2,691	1,417
Capital Securities Corp.	1,241	594
Catcher Technology Co. Ltd.	339	2,397
Cathay Financial Holding Co. Ltd.	3,300	4,702
Chailease Holding Co. Ltd.	565	3,127
Chang Hwa Commercial Bank Ltd.	3,033	1,793
Cheng Shin Rubber Industry Co. Ltd.	887	1,265
Chicony Electronics Co. Ltd.	219	677
China Airlines Ltd.(a)	764	300
China Development Financial Holding Corp.	5,241	1,670
China Steel Corp.	5,603	4,592
Chunghwa Telecom Co. Ltd.	1,369	5,280
Compal Electronics, Inc.	1,687	1,292
CTBC Financial Holding Co. Ltd.	7,798	5,291
Delta Electronics, Inc.	959	9,675
E.Sun Financial Holding Co. Ltd.	5,182	4,367
Eclat Textile Co. Ltd.	96	1,390
ENNOSTAR, Inc.(a)	250	737
Eternal Materials Co. Ltd.	258	306
Eva Airways Corp.	1,125	504
Evergreen Marine Corp. Taiwan Ltd.(a)	1,192	1,328
Far Eastern International Bank	625	229
Far Eastern New Century Corp.	1,789	1,661
Far EasTone Telecommunications Co. Ltd.	684	1,466
Feng TAY Enterprise Co. Ltd.	186	1,196
First Financial Holding Co. Ltd.	4,298	3,100
Formosa Chemicals & Fibre Corp.	1,466	4,052
Formosa Petrochemical Corp.	619	1,970
Formosa Plastics Corp.	2,289	7,112
Formosa Taffeta Co. Ltd.	535	556
Foxconn Technology Co. Ltd.	538	1,437
Fubon Financial Holding Co. Ltd.	3,213	5,226

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM FTSE Emerging Markets ETF (PBEE)—(continued)
January 31, 2021
(Unaudited)
	Shares	Value
Taiwan-(continued)
Giant Manufacturing Co. Ltd.	125	$1,216
Globalwafers Co. Ltd.	102	2,258
Hon Hai Precision Industry Co. Ltd.	5,311	21,147
Hotai Motor Co. Ltd.	146	2,956
HTC Corp.(a)	379	385
Hua Nan Financial Holdings Co. Ltd.	4,435	2,716
Innolux Corp.(a)	2,000	932
Inventec Corp.	1,466	1,217
Largan Precision Co. Ltd.	45	4,725
Lite-On Technology Corp.	846	1,659
MediaTek, Inc.	664	20,748
Mega Financial Holding Co. Ltd.	4,848	4,874
Nan Ya Plastics Corp.	2,667	6,248
Novatek Microelectronics Corp.	228	3,208
OBI Pharma, Inc.(a)	70	286
Oneness Biotech Co. Ltd.(a)	86	567
Pegatron Corp.	910	2,548
Pou Chen Corp.	1,194	1,194
President Chain Store Corp.	254	2,422
Quanta Computer, Inc.	1,189	3,427
Realtek Semiconductor Corp.	212	3,418
Shanghai Commercial & Savings Bank Ltd. (The)	1,534	2,049
Shin Kong Financial Holding Co. Ltd.	5,108	1,468
SinoPac Financial Holdings Co. Ltd.	4,887	1,911
Synnex Technology International Corp.	674	1,088
Taishin Financial Holding Co. Ltd.	4,726	2,110
Taiwan Business Bank	2,443	794
Taiwan Cement Corp.	2,343	3,359
Taiwan Cooperative Financial Holding Co. Ltd.	4,447	3,041
Taiwan Fertilizer Co. Ltd.	387	695
Taiwan Glass Industry Corp.(a)	939	535
Taiwan High Speed Rail Corp.	882	910
Taiwan Mobile Co. Ltd.	372	1,278
Taiwan Secom Co. Ltd.	70	216
Taiwan Semiconductor Manufacturing Co. Ltd.	10,136	213,923
Teco Electric and Machinery Co. Ltd.	664	636
TPK Holding Co. Ltd.(a)	183	278
Transcend Information, Inc.(a)	77	169
U-Ming Marine Transport Corp.	246	275
Unimicron Technology Corp.	528	1,631
Uni-President Enterprises Corp.	2,157	5,238
United Microelectronics Corp.	4,853	8,665
Vanguard International Semiconductor Corp.	365	1,460
Walsin Lihwa Corp.	1,145	673
Walsin Technology Corp.	207	1,630
Wan Hai Lines Ltd.	423	647
Win Semiconductors Corp.	180	2,661
Wistron Corp.	1,188	1,326
Wiwynn Corp.	38	1,121
Yageo Corp.	169	3,464
Yuanta Financial Holding Co. Ltd.	4,951	3,518
Yulon Motor Co. Ltd.(a)	319	466
Zhen Ding Technology Holding Ltd.	263	1,071
		452,194
Tanzania-0.15%
AngloGold Ashanti Ltd.	177	4,253
Thailand-2.31%
Advanced Info Service PCL, NVDR	480	2,758
Airports of Thailand PCL, NVDR	1,825	3,628
Asset World Corp. PCL, NVDR	3,300	507
B. Grimm Power PCL, NVDR	338	576
	Shares	Value
Thailand-(continued)
Bangkok Dusit Medical Services PCL, NVDR	3,761	$2,601
Bangkok Expressway & Metro PCL, NVDR	3,756	1,023
Banpu PCL, NVDR	2,056	714
Berli Jucker PCL, NVDR	480	533
BTS Group Holdings PCL, NVDR	3,738	1,180
Bumrungrad Hospital PCL, NVDR	154	646
Central Pattana PCL, NVDR	1,031	1,688
Charoen Pokphand Foods PCL, NVDR	1,705	1,552
CP ALL PCL, NVDR(a)	2,263	4,329
Delta Electronics Thailand PCL, NVDR	214	3,775
Electricity Generating PCL, NVDR	126	751
Energy Absolute PCL, NVDR	1,084	2,354
Global Power Synergy PCL, NVDR	319	834
Gulf Energy Development PCL, NVDR	1,825	2,043
Home Product Center PCL, NVDR	2,654	1,215
Indorama Ventures PCL, NVDR	842	985
Intouch Holdings PCL, NVDR	982	1,837
IRPC PCL, NVDR	4,823	548
Krung Thai Bank PCL, NVDR	2,316	890
Krungthai Card PCL, NVDR	816	1,772
Land & Houses PCL, NVDR	3,106	809
Minor International PCL, NVDR(a)	1,681	1,393
Minor International PCL, Wts., expiring 07/31/2023(a)	76	18
Muangthai Capital PCL, NVDR	318	699
Osotspa PCL, NVDR	574	686
PTT Exploration & Production PCL, NVDR	651	2,251
PTT Global Chemical PCL, NVDR	959	1,890
PTT PCL, NVDR	6,203	7,824
Ratch Group PCL, NVDR	367	607
Siam Cement PCL (The), NVDR	362	4,572
Siam City Cement PCL, NVDR	42	191
Siam Commercial Bank PCL (The), NVDR	1,103	3,473
Siam Makro PCL, NVDR	670	851
Srisawad Corp. PCL, NVDR	255	571
Srisawad Corp. PCL, Wts., expiring 08/29/2025(a)	10	6
Thai Oil PCL, NVDR	482	878
Thai Union Group PCL, NVDR	1,329	613
TMB Bank PCL, NVDR	16,868	620
Total Access Communication PCL, NVDR	317	344
True Corp. PCL, NVDR	5,013	536
		67,571
Turkey-0.39%
Akbank T.A.S.(a)	715	625
Anadolu Efes Biracilik ve Malt Sanayii A.S.	81	276
Arcelik A.S.	99	448
Aselsan Elektronik Sanayi Ve Ticaret A.S.	300	711
BIM Birlesik Magazalar A.S.	179	1,765
Coca-Cola Icecek A.S.(a)	38	384
Enka Insaat ve Sanayi A.S.	315	335
Eregli Demir ve Celik Fabrikalari TAS	536	1,054
Ford Otomotiv Sanayi A.S.	35	690
Haci Omer Sabanci Holding A.S.	408	589
KOC Holding A.S.	368	1,018
Petkim Petrokimya Holding A.S.(a)	566	388
Tekfen Holding A.S.	88	218
Tupras-Turkiye Petrol Rafinerileri A.S.(a)	35	477
Turk Hava Yollari AO(a)	89	148
Turkcell Iletisim Hizmetleri A.S.	421	919
Turkiye Is Bankasi A.S., Class C(a)	627	527
Turkiye Sise ve Cam Fabrikalari A.S.	351	348

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM FTSE Emerging Markets ETF (PBEE)—(continued)
January 31, 2021
(Unaudited)
	Shares	Value
Turkey-(continued)
Turkiye Vakiflar Bankasi T.A.O., Class D	435	$258
Yapi ve Kredi Bankasi A.S.(a)	826	323
		11,501
United Arab Emirates-0.73%
Abu Dhabi Commercial Bank PJSC	1,179	2,067
Abu Dhabi Islamic Bank PJSC(a)	404	551
Air Arabia PJSC	1,813	627
Aldar Properties PJSC	1,714	1,633
Dana Gas PJSC	1,521	283
Dubai Investments PJSC	927	416
Dubai Islamic Bank PJSC	805	1,105
Emaar Development PJSC	893	715
Emaar Malls PJSC(a)	892	440
Emaar Properties PJSC(a)	1,274	1,318
Emirates Telecommunications Group Co. PJSC	774	4,189
First Abu Dhabi Bank PJSC	1,943	7,945
		21,289
United States-0.06%
JBS S.A.	418	1,851
Total Common Stocks & Other Equity Interests (Cost $2,177,063)		2,721,142
Exchange-Traded Funds-6.64%
India-6.64%
Invesco India ETF(i)	5,665	128,539
iShares MSCI India ETF	1,674	65,520
Total Exchange-Traded Funds (Cost $176,758)		194,059
	Shares	Value
Money Market Funds-0.21%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(i)(j) (Cost $6,093)	6,093	$6,093
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.95% (Cost $2,359,914)		2,921,294
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.28%
Invesco Private Government Fund, 0.01%(i)(j)(k)	11,649	11,649
Invesco Private Prime Fund, 0.11%(i)(j)(k)	25,680	25,690
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $37,338)		37,339
TOTAL INVESTMENTS IN SECURITIES-101.23% (Cost $2,397,252)		2,958,633
OTHER ASSETS LESS LIABILITIES-(1.23)%		(35,910)
NET ASSETS-100.00%		$2,922,723

Investment Abbreviations:
ADR-American Depositary Receipt
CPO-Certificates of Ordinary Participation
GDR-Global Depositary Receipt
NVDR-Non-Voting Depositary Receipt
REIT-Real Estate Investment Trust
Rts.-Rights
TBA-To Be Announced
Wts.-Warrants

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2021 was $165,313, which represented 5.66% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at January 31, 2021.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)	Each CPO for Cemex S.A.B. de C.V. represents two Series A shares and one Series B share.
(f)	Each CPO for Fomento Economico Mexicano, S.A.B. de C.V. represents one Series B share and four Series D shares.
(g)	Each CPO for Grupo Televisa S.A.B. represents twenty-five Series A shares, twenty-two Series B shares, thirty-five Series D shares and thirty-five Series L shares.
(h)	Each CPO for Megacable Holdings S.A.B. de C.V. represents two Series shares.
(i)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2021	Dividend Income
Invesco India ETF	$110,818	$1,703	$(2,023)	$18,253	$(212)	$128,539	$-
See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM FTSE Emerging Markets ETF (PBEE)—(continued)
January 31, 2021
(Unaudited)
	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$515	$17,978	$(12,400)	$-	$-	$6,093	$-
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	8,324	187,526	(184,201)	-	-	11,649	1*
Invesco Private Prime Fund	12,486	259,476	(246,274)	1	1	25,690	9*
Total	$132,143	$466,683	$(444,898)	$18,254	$(211)	$171,971	$10

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(j)	The rate shown is the 7-day SEC standardized yield as of January 31, 2021.
(k)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
January 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco PureBetaSM 0-5 Yr US TIPS ETF
Investments in Securities
U.S. Treasury Securities	$-	$15,109,186	$-	$15,109,186
Money Market Funds	8,254	-	-	8,254
Total Investments	$8,254	$15,109,186	$-	$15,117,440
Invesco PureBetaSM FTSE Developed ex-North America ETF
Investments in Securities
Common Stocks & Other Equity Interests	$8,089,937	$22	$283	$8,090,242
Money Market Funds	6,334	100,390	-	106,724
Total Investments	$8,096,271	$100,412	$283	$8,196,966
Invesco PureBetaSM FTSE Emerging Markets ETF
Investments in Securities
Common Stocks & Other Equity Interests	$2,720,483	$-	$659	$2,721,142
Exchange-Traded Funds	194,059	-	-	194,059
Money Market Funds	6,093	37,339	-	43,432
Total Investments	$2,920,635	$37,339	$659	$2,958,633
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the value of the Funds’ investments. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedules of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Funds and their investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.